UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MARCH 31,

Date of reporting period:  SEPTEMBER 30, 2010


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED SEPTEMBER 30, 2010




[LOGO OF USAA]
   USAA(R)





















                             [GRAPHIC OF USAA TAX EXEMPT INTERMEDIATE-TERM FUND]

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   SEMIANNUAL REPORT
   USAA TAX EXEMPT INTERMEDIATE-TERM FUND
   FUND SHARES o ADVISER SHARES
   SEPTEMBER 30, 2010

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FUND OBJECTIVE

INTEREST INCOME THAT IS EXEMPT FROM FEDERAL INCOME TAX.

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TYPES OF INVESTMENTS

Invests primarily in investment-grade tax-exempt securities. The dollar-weighted average portfolio maturity for the Fund is between three and 10 years.

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TABLE OF CONTENTS

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
PRESIDENT'S MESSAGE                                                            2

MANAGER'S COMMENTARY                                                           4

FUND RECOGNITION                                                               7

INVESTMENT OVERVIEW                                                            9

FINANCIAL INFORMATION

  Portfolio of Investments                                                    19

  Notes to Portfolio of Investments                                           40

  Financial Statements                                                        42

  Notes to Financial Statements                                               45

EXPENSE EXAMPLE                                                               58

ADVISORY AGREEMENT                                                            60

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2010, USAA. All rights reserved.

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

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PRESIDENT'S MESSAGE

"GIVEN THE SLUGGISHNESS OF THE ECONOMIC
RECOVERY, IT MAKES SENSE TO ME THAT                [PHOTO OF DANIEL S. McNAMARA]
INVESTORS MIGHT CONTINUE REBUILDING THEIR
BOND PORTFOLIOS."

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NOVEMBER 2010

In April, when the six-month reporting period began, optimism pervaded the markets. Buoyed by news that the U.S. economy grew during the third and fourth quarters of 2009, many observers believed that the worst of the recession was over. In fact, the National Bureau of Economic Research subsequently determined that the recession had ended in June 2009. Improving economic conditions suggested that the Federal Reserve could even start raising over-night interest rates later in the year.

However, as the spring progressed, concerns over the recovery's sustainability began to surface and investor sentiment grew more cautious. Previous economic strength appeared to have been the result of government stimulus spending, such as the cash for clunkers program and the first-time homebuyer tax credit, rather than self-sustaining private sector demand. At the same time, unemployment remained stubbornly high as renewed job growth failed to materialize.

The European debt crisis and its potential impact on European banks further undermined investor confidence. A host of other worries -- pending regulatory changes related to the health care, financial and energy industries, the May "flash crash" in the U.S. stock market, and BP's oil spill in the Gulf of Mexico -- sparked a broad flight to quality that continued for most of the reporting period. As yields declined, bond prices rose. (Bond prices and yields move in opposite directions.)

The rally in U.S. Treasuries and the decline in yields fueled speculation about a "bond bubble." In a bubble, investors tend to misallocate their capital -- as they did during the frenzy over dot.com stocks. But while I expect yields to eventually rise from current levels, I do not think the

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2  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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bond market is experiencing a bubble. Given the sluggishness of the economic recovery, it makes sense to me that investors might continue rebuilding their bond portfolios. According to our research, American households hold a smaller percentage of bonds on their balance sheets today than they did 50 years ago.

Meanwhile, tax-exempt bonds performed well during the reporting period. Municipal bonds remain attractive compared to taxable alternatives. Tax-exempt interest may be more valuable in the coming years if the U.S. government increases tax rates to combat the rising budget deficit. Despite the media chatter about the fiscal challenges of state and local governments, municipal bonds continue to be high-quality investments. Many of these governments are working hard to address their budget shortfalls by raising revenues, reducing services, and renegotiating their long-term commitments with their employees. In fact, two of the three ratings agencies upgraded tens of thousands of municipal securities during the reporting period as they recalibrated their municipal ratings scales to make them more comparable to their corporate ratings scales. Although I consider this an acknowledgment that municipal issuers default less often than corporations, USAA Investment Management Company never invests based on ratings alone. We conduct our own credit analysis with a focus on income generation and on whether our shareholders will be adequately compensated for risk they are taking.

In the months ahead, rest assured we will continue to follow our disciplined, research-based approach. Thank you for your continued confidence in us. We appreciate the opportunity to serve your investment needs.

Sincerely,

/s/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Investment Management Company

Some income may be subject to state or local taxes.

Investing in securities products involves risk, including possible loss of principal.

As interest rates rise, bond prices fall.

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                                                        PRESIDENT'S MESSAGE |  3

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MANAGER'S COMMENTARY ON THE FUND

REGINA SHAFER, CPA, CFA                                 [PHOTO OF REGINA SHAFER]
USAA Investment Management Company

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o  HOW DID THE USAA TAX EXEMPT INTERMEDIATE-TERM FUND (THE FUND SHARES) PERFORM
   FROM APRIL 1, 2010, TO SEPTEMBER 30, 2010?

   The Fund Shares provided a total return of 5.35% versus an average return of 4.77% for the 160 funds in the Lipper Intermediate Municipal Debt Funds Average. This compares to returns of 4.73% for the Lipper Intermediate Municipal Debt Funds Index and 5.51% for the Barclays Capital Municipal Bond Index. The Fund Shares' tax-exempt distributions over the prior 12 months produced a dividend yield of 4.26%, compared to the Lipper category average of 3.11%. Morningstar upgraded the fund to 5 stars during the period.

o  WHAT WERE THE MARKET CONDITIONS?

   The rally in tax-exempt bonds, which began in 2009, continued during the six-month reporting period. Prices rose as institutional and retail investors opted for the safety and tax-exempt benefits of municipal bonds. Yields declined, causing prices -- which always move in the opposite direction of yields -- to climb. The yield on 10-year tax-exempt AAA general obligation bonds fell from 3.09% on April 1, 2010 to 2.34%

   Refer to pages 12 and 13 for benchmark definitions.

   Past performance is no guarantee of future results.

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4  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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   on September 30, 2010. Market consensus seemed to favor a slow economic recovery with a prolonged period of low interest rates.

   Fueling the rally in municipal bonds was an imbalance between supply and demand. Many state and local governments have taken advantage of a provision in the federal government's stimulus package to issue "Build America Bonds," taxable bonds for which they can receive a 35% subsidy on interest payments. This reduced tax-exempt supply, particularly in the longer-term maturities.

   Tax-exempt securities continue to be attractive relative to comparable taxable fixed income securities. The ratio between 10-year municipal yields and those of equivalent U.S. Treasuries rose from 81% on April 1, 2010 to 93% on September 30, 2010.

   States and municipalities experienced a drop in tax revenues during the recession, putting pressure on their budgets. However, the majority of municipal bond issuers have the ability to continue servicing their debt, and many have benefited from the federal government's stimulus spending.

o  WHAT STRATEGIES DID YOU EMPLOY?

   Throughout the reporting period, we continued to look for opportunities to purchase bonds with attractive risk return characteristics. Because of our income approach, we purchased a number of investment grade bonds in the BBB and A rated categories when we liked the bonds' credit characteristics and felt that they were priced appropriately. This strategy benefited the Fund during the reporting period as BBB and A rated tax-exempt securities experienced stronger price appreciation than the municipal market as a whole. In managing the Fund, we continued to rely on our experienced team of research analysts to look beyond the headlines and help us find attractive investment opportunities.

   We continue to do our own credit research, and never depend just on a rating agency or bond insurer to do that work for us. With more than 500 positions, the Fund remains widely diversified by issuer and

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                                           MANAGER'S COMMENTARY ON THE FUND |  5

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   geographic area. We continue to make the portfolio as tax efficient as possible by avoiding issues subject to the alternative minimum tax, also known as the "AMT," for individuals.

o  WHAT IS YOUR OUTLOOK?

   We believe the Fed will hold short-term rates exceptionally low until a recovery is fully underway. As long as inflation remains muted, Fed governors have little incentive to raise short-term rates, and we don't expect an increase until at least the end of 2011. In fact, the Fed has implied it would provide additional stimulus if economic conditions weaken.

   The supply of tax-exempt bonds could remain tight as the federal government seeks to continue the Build America Bonds program beyond 2010. During the reporting period, two of the major credit services, Moody's Investors Service and Fitch Ratings Ltd., upgraded tens of thousands of municipal ratings as they placed municipal, corporate, and sovereign credit ratings on an equal footing. We consider this change an acknowledgment that municipalities have a much better debt payment record than corporate bond issuers. Although municipal budgets could remain under pressure, we expect credit quality to remain solid.

   Looking ahead, we see limited potential for additional price appreciation. Shareholders should expect the majority of their return to come from the income provided by the Fund, which is the largest contributor to its long-term total return (see page 10). Furthermore, because of their tax-free yields and strong credit quality, tax-exempt bonds should continue to be attractive. Their appeal is likely to increase if tax rates rise.

   Thank you for your confidence in us to help you with your investment needs. In the months ahead, we will continue working hard to help maximize your Fund's after-tax total return without adding undue risk.

   Diversification does not guarantee a profit or prevent a loss. o SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES.

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6  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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FUND RECOGNITION

USAA TAX EXEMPT INTERMEDIATE-TERM FUND SHARES

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                         OVERALL MORNINGSTAR RATING(TM)
                out of 209 municipal intermediate-term bond funds
                    for the period ended September 30, 2010:

                                 OVERALL RATING
                                    * * * * *

                                     3-YEAR
                                     * * * *
                                out of 209 funds

                                     5-YEAR
                                     * * * *
                                out of 182 funds

                                     10-YEAR
                                    * * * * *
                                out of 118 funds

The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. Ratings are based on risk-adjusted returns.

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PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. For each fund with at least a three-year history, Morningstar calculates a Morningstar Rating(TM) based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of the funds in each broad asset class receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star.

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                                                           FUND RECOGNITION |  7

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                            LIPPER LEADERS (OVERALL)

                      [5]                                [5]

                   CONSISTENT                          EXPENSE
                     RETURN

The Fund Shares are listed as a Lipper Leader for Consistent Return and Expense among 130 and 58 funds, respectively, within the Lipper Intermediate Municipal Debt Funds category for the overall period ended September 30, 2010. The Fund Shares received a Lipper Leader rating for Consistent Return among 69 funds for the 10-year period and a score of 4 among 114 funds for the five-year, period. The Fund Shares received a Lipper Leader rating for Expense among 52 and 37 funds for the five- and 10-year periods, respectively. Lipper ratings for Consistent Return reflect funds' historical risk-adjusted returns, adjusted for volatility, relative to peers as of September 30, 2010. Lipper ratings for Expense reflect funds' expense minimization relative to peers with similar load structures as of September 30, 2010.

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Ratings are subject to change every month and are based on an equal-weighted average of percentile ranks for the Expense metrics over three-, five-, and 10-year periods (if applicable). The highest 20% of funds in each peer group are named Lipper Leaders, the next 20% receive a score of 4, the middle 20% are scored 3, the next 20% are scored 2, and the lowest 20% are scored 1. Lipper ratings are not intended to predict future results, and Lipper does not guarantee the accuracy of this information. More information is available at WWW.LIPPERLEADERS.COM. Lipper Leader Copyright 2010, Reuters, All Rights Reserved.

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8  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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INVESTMENT OVERVIEW

USAA TAX EXEMPT INTERMEDIATE-TERM FUND SHARES (Ticker Symbol: USATX)

--------------------------------------------------------------------------------
                                            9/30/10                 3/31/10
--------------------------------------------------------------------------------
Net Assets                             $3,056.1 Million         $2,859.7 Million
Net Asset Value Per Share                   $13.23                   $12.83

LAST 12 MONTHS
Tax-Exempt Dividends Per Share              $0.563                   $0.574
Capital Gain Distributions Per Share        $0.007                   $0.007
Dollar-Weighted Average
Portfolio Maturity(+)                      9.3 Years                9.2 Years

(+)Dollar-weighted average portfolio maturity is obtained by multiplying the dollar value of each investment by the number of days left to its maturity, then adding those figures together and dividing them by the total dollar value of the Fund's portfolio.

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/10
--------------------------------------------------------------------------------
3/31/10 to 9/30/10              1 Year              5 Years             10 Years
      5.35%*                    6.35%               4.65%                5.19%

--------------------------------------------------------------------------------
  30-DAY SEC YIELD**                                          EXPENSE RATIO***
--------------------------------------------------------------------------------
    As of 9/30/10
         3.26%                                                      0.47%

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED AUGUST 1, 2010, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

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                                                        INVESTMENT OVERVIEW |  9

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AVERAGE ANNUAL COMPOUNDED RETURNS WITH REINVESTMENT OF DIVIDENDS -- PERIODS
ENDED SEPTEMBER 30, 2010

--------------------------------------------------------------------------------
                TOTAL RETURN    =    DIVIDEND RETURN       +        PRICE CHANGE
--------------------------------------------------------------------------------
10 Years            5.19%       =         4.69%            +           0.50%
5 Years             4.65%       =         4.54%            +           0.11%
1 Year              6.35%       =         4.52%            +           1.83%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

ANNUAL TOTAL RETURNS AND COMPOUNDED DIVIDEND RETURNS FOR THE ONE-YEAR PERIODS ENDED SEPTEMBER 30, 2001-SEPTEMBER 30, 2010

       [CHART OF TOTAL RETURN, DIVIDEND RETURN AND CHANGE IN SHARE PRICE]

--------------------------------------------------------------------------------
                 TOTAL RETURN      DIVIDEND RETURN      CHANGE IN SHARE PRICE
--------------------------------------------------------------------------------
9/30/01              9.67%              5.57%                   4.10%
9/30/02              7.13               5.16                    1.97
9/30/03              3.93               4.82                   -0.89
9/30/04              4.73               4.51                    0.22
9/30/05              3.33               4.22                   -0.89
9/30/06              4.37               4.28                    0.09
9/30/07              2.43               4.21                   -1.78
9/30/08             -2.92               4.29                   -7.21
9/30/09             13.72               5.44                    8.28
9/30/10              6.35               4.52                    1.83

                                   [END CHART]

     NOTE THE ROLE THAT DIVIDEND RETURNS PLAY IN THE FUND SHARES' TOTAL RETURN OVER TIME. WHILE SHARE PRICES TEND TO VARY, DIVIDEND RETURNS GENERALLY ARE A RELATIVELY STABLE COMPONENT OF TOTAL RETURNS.

Total return equals dividend return plus share price change and assumes reinvestment of all net investment income and realized capital gain distributions. Dividend return is the net investment income dividends received over the period, assuming reinvestment of all dividends. Share price change is the change in net asset value over the period adjusted for realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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10  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

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TAXABLE EQUIVALENT ILLUSTRATION

To match the Fund Shares' dividend return for the periods ended 9/30/10, and assuming marginal federal tax
rates of:                           25.00%      28.00%       33.00%       35.00%

A FULLY TAXABLE INVESTMENT MUST PAY THE FOLLOWING:

PERIOD       DIVIDEND RETURN
--------------------------------------------------------------------------------
10 Years          4.69%              6.25%       6.52%        7.00%        7.22%
5 Years           4.54%              6.05%       6.30%        6.78%        6.98%
1 Year            4.52%              6.02%       6.27%        6.74%        6.95%

To match the Fund Shares' closing 30-day SEC yield of 3.26% on 9/30/10:

A FULLY TAXABLE INVESTMENT MUST PAY: 4.35%       4.53%        4.87%        5.02%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes. Based on 2010 tax rates.

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                                                       INVESTMENT OVERVIEW |  11

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                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           USAA TAX EXEMPT          LIPPER INTERMEDIATE
               BARCLAYS CAPITAL           INTERMEDIATE-TERM            MUNICIPAL DEBT
             MUNICIPAL BOND INDEX            FUND SHARES                FUNDS INDEX
09/30/00         $10,000.00                  $10,000.00                 $10,000.00
10/31/00          10,109.12                   10,086.43                  10,083.33
11/30/00          10,185.60                   10,148.00                  10,131.28
12/31/00          10,437.26                   10,366.06                  10,335.33
01/31/01          10,540.68                   10,463.03                  10,454.56
02/28/01          10,574.10                   10,516.61                  10,488.47
03/31/01          10,668.87                   10,601.42                  10,568.75
04/30/01          10,553.26                   10,495.45                  10,473.67
05/31/01          10,666.90                   10,606.87                  10,581.19
06/30/01          10,738.27                   10,684.47                  10,646.99
07/31/01          10,897.33                   10,830.77                  10,775.28
08/31/01          11,076.83                   10,974.84                  10,938.10
09/30/01          11,039.67                   10,967.47                  10,923.26
10/31/01          11,171.21                   11,065.82                  11,027.93
11/30/01          11,077.03                   10,997.39                  10,913.23
12/31/01          10,972.24                   10,941.35                  10,831.19
01/31/02          11,162.56                   11,078.51                  10,988.42
02/28/02          11,297.04                   11,191.66                  11,111.65
03/31/02          11,075.65                   11,016.47                  10,909.56
04/30/02          11,292.12                   11,198.56                  11,121.88
05/31/02          11,360.74                   11,256.56                  11,181.88
06/30/02          11,480.87                   11,343.13                  11,295.74
07/31/02          11,628.52                   11,467.66                  11,426.61
08/31/02          11,768.31                   11,560.54                  11,531.69
09/30/02          12,026.07                   11,752.46                  11,732.63
10/31/02          11,826.71                   11,599.06                  11,554.83
11/30/02          11,777.55                   11,577.34                  11,507.78
12/31/02          12,026.07                   11,782.58                  11,735.49
01/31/03          11,995.59                   11,760.07                  11,692.86
02/28/03          12,163.30                   11,921.84                  11,854.75
03/31/03          12,170.58                   11,930.08                  11,851.49
04/30/03          12,250.99                   12,012.53                  11,927.05
05/31/03          12,537.85                   12,240.48                  12,169.58
06/30/03          12,484.56                   12,168.46                  12,112.54
07/31/03          12,047.70                   11,835.15                  11,746.68
08/31/03          12,137.55                   11,931.82                  11,834.13
09/30/03          12,494.39                   12,213.86                  12,137.26
10/31/03          12,431.48                   12,172.09                  12,078.98
11/30/03          12,561.05                   12,288.83                  12,175.50
12/31/03          12,665.05                   12,392.37                  12,247.34
01/31/04          12,737.60                   12,438.90                  12,293.41
02/29/04          12,929.30                   12,631.65                  12,466.13
03/31/04          12,884.27                   12,564.32                  12,389.28
04/30/04          12,579.13                   12,332.46                  12,130.67
05/31/04          12,533.52                   12,309.02                  12,115.19
06/30/04          12,579.13                   12,373.05                  12,145.16
07/31/04          12,744.68                   12,504.42                  12,266.73
08/31/04          13,000.08                   12,728.19                  12,469.07
09/30/04          13,069.09                   12,792.18                  12,508.04
10/31/04          13,181.55                   12,885.08                  12,575.59
11/30/04          13,072.82                   12,766.96                  12,474.39
12/31/04          13,232.47                   12,921.68                  12,596.38
01/31/05          13,356.14                   13,032.05                  12,650.95
02/28/05          13,311.70                   12,990.49                  12,596.79
03/31/05          13,227.75                   12,879.66                  12,503.69
04/30/05          13,436.35                   13,083.04                  12,667.87
05/31/05          13,531.32                   13,176.00                  12,740.05
06/30/05          13,615.27                   13,241.26                  12,802.90
07/31/05          13,553.73                   13,167.79                  12,734.64
08/31/05          13,690.57                   13,302.22                  12,843.75
09/30/05          13,598.36                   13,221.19                  12,777.81
10/31/05          13,515.79                   13,143.88                  12,711.21
11/30/05          13,580.67                   13,209.59                  12,762.12
12/31/05          13,697.45                   13,321.08                  12,849.89
01/31/06          13,734.42                   13,353.93                  12,883.01
02/28/06          13,826.63                   13,451.39                  12,938.76
03/31/06          13,731.27                   13,358.56                  12,862.62
04/30/06          13,726.55                   13,330.92                  12,858.37
05/31/06          13,787.70                   13,398.45                  12,918.86
06/30/06          13,735.79                   13,345.87                  12,868.21
07/31/06          13,899.17                   13,503.76                  13,002.15
08/31/06          14,105.42                   13,696.43                  13,171.25
09/30/06          14,203.53                   13,797.85                  13,249.12
10/31/06          14,292.59                   13,865.16                  13,311.06
11/30/06          14,411.74                   13,976.25                  13,393.28
12/31/06          14,360.82                   13,926.88                  13,346.89
01/31/07          14,324.05                   13,908.65                  13,318.54
02/28/07          14,512.79                   14,084.28                  13,460.59
03/31/07          14,477.01                   14,038.73                  13,447.35
04/30/07          14,519.87                   14,085.94                  13,481.72
05/31/07          14,455.58                   14,017.17                  13,429.32
06/30/07          14,380.67                   13,939.20                  13,378.65
07/31/07          14,492.15                   14,019.32                  13,464.38
08/31/07          14,429.63                   13,912.30                  13,454.92
09/30/07          14,643.15                   14,131.63                  13,617.58
10/31/07          14,708.42                   14,182.43                  13,656.11
11/30/07          14,802.21                   14,225.97                  13,748.70
12/31/07          14,843.30                   14,193.10                  13,774.77
01/31/08          15,030.47                   14,387.68                  13,999.60
02/29/08          14,342.33                   13,703.24                  13,498.13
03/31/08          14,752.27                   14,099.51                  13,786.87
04/30/08          14,924.89                   14,242.70                  13,864.52
05/31/08          15,015.13                   14,354.50                  13,947.12
06/30/08          14,845.66                   14,215.53                  13,808.89
07/31/08          14,902.08                   14,213.05                  13,871.03
08/31/08          15,076.48                   14,370.94                  14,021.09
09/30/08          14,369.46                   13,718.56                  13,495.73
10/31/08          14,222.79                   13,367.23                  13,342.87
11/30/08          14,268.01                   13,316.84                  13,366.93
12/31/08          14,476.03                   13,152.98                  13,461.44
01/31/09          15,005.89                   13,848.18                  14,007.54
02/28/09          15,084.73                   13,905.89                  13,950.52
03/31/09          15,087.49                   13,927.11                  13,941.54
04/30/09          15,388.89                   14,266.22                  14,178.24
05/31/09          15,551.68                   14,594.05                  14,338.99
06/30/09          15,406.00                   14,473.82                  14,225.09
07/31/09          15,663.75                   14,748.78                  14,460.85
08/31/09          15,931.53                   14,981.30                  14,613.01
09/30/09          16,503.28                   15,600.80                  15,032.14
10/31/09          16,156.85                   15,346.94                  14,735.75
11/30/09          16,290.35                   15,496.90                  14,960.84
12/31/09          16,345.40                   15,557.24                  14,990.32
01/31/10          16,430.53                   15,658.26                  15,072.12
02/28/10          16,589.79                   15,813.28                  15,220.25
03/31/10          16,550.07                   15,748.03                  15,138.30
04/30/10          16,751.20                   15,944.63                  15,283.58
05/31/10          16,876.84                   16,060.36                  15,387.54
06/30/10          16,886.87                   16,057.11                  15,390.82
07/31/10          17,097.44                   16,253.80                  15,590.40
08/31/10          17,488.89                   16,595.99                  15,905.57
09/30/10          17,461.56                   16,590.81                  15,853.60

                                   [END CHART]

                       Data from 9/30/00 through 9/30/10.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Intermediate-Term Fund Shares to the following benchmarks:

o The unmanaged, broad-based Barclays Capital Municipal Bond Index (the Index) tracks total return performance for the long-term, investment-grade, tax-exempt bond market. All tax-exempt bond funds will find it difficult to outperform the Index because the Index does not reflect any deduction for fees, expenses, or taxes.

o The unmanaged Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within the Lipper Intermediate Municipal Debt Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

12  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                     o 12-MONTH DIVIDEND YIELD COMPARISON o

                  [CHART OF 12-MONTH DIVIDEND YIELD COMPARISON]

                       USAA TAX EXEMPT                   LIPPER INTERMEDIATE
                 INTERMEDIATE-TERM FUND SHARES      MUNICIPAL DEBT FUNDS AVERAGE
09/30/01                    5.16%                                4.10%
09/30/02                    4.83                                 3.66
09/30/03                    4.74                                 3.36
09/30/04                    4.38                                 3.30
09/30/05                    4.21                                 3.33
09/30/06                    4.16                                 3.40
09/30/07                    4.25                                 3.48
09/30/08                    4.78                                 3.62
09/30/09                    4.53                                 3.77
09/30/10                    4.26                                 3.11

                                   [END CHART]

The 12-month dividend yield is computed by dividing net investment income dividends paid during the previous 12 months by the latest adjusted month-end net asset value. The net asset value is adjusted for a portion of the capital gains distributed during the previous nine months. The graph represents data for periods ending 9/30/01 to 9/30/10.

The Lipper Intermediate Municipal Debt Funds Average is an average performance level of all intermediate-term municipal debt funds, reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

================================================================================

                                                       INVESTMENT OVERVIEW |  13

================================================================================

USAA TAX EXEMPT INTERMEDIATE-TERM FUND ADVISER SHARES (Ticker Symbol: UTEIX)



--------------------------------------------------------------------------------
                                                                    9/30/10
--------------------------------------------------------------------------------

Net Assets                                                         $5 Million
Net Asset Value Per Share                                            $13.23


--------------------------------------------------------------------------------
                    AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/10
--------------------------------------------------------------------------------
                             Since Inception 8/1/10

                                     2.03%*


--------------------------------------------------------------------------------
   30-DAY SEC YIELD**                                        EXPENSE RATIO***
--------------------------------------------------------------------------------
     As of 9/30/10

         2.96%                                                     0.75%


*Total returns for less than one year are not annualized. This return is cumulative.

**Calculated as prescribed by the Securities and Exchange Commission.

***THE EXPENSE RATIO IS REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED AUGUST 1, 2010, AND IS BASED ON ESTIMATED EXPENSES FOR THE CURRENT FISCAL YEAR. USAA INVESTMENT MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH AUGUST 1, 2011, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES OF THE FUND SO THAT THE TOTAL ANNUAL OPERATING EXPENSES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 0.75%, OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER AUGUST 1, 2011. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS.

Past performance is no guarantee of future results.

No adjustment has been made for taxes payable by shareholders on their reinvested net investment income and realized capital gain distributions.

================================================================================

14  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

TAXABLE EQUIVALENT ILLUSTRATION

To match the Adviser Shares' closing 30-day SEC Yield of 2.96% on 9/30/10, and assuming marginal federal tax
rates of:                             25.00%      28.00%     33.00%       35.00%

A FULLY TAXABLE INVESTMENT MUST PAY:   3.95%       4.11%      4.42%        4.55%

This table is based on a hypothetical investment calculated for illustrative purposes only. It is not an indication of performance for any of the USAA family of funds. Taxable equivalent returns or yields will vary depending on applicable tax rates.

--------------------------------------------------------------------------------

Some income may be subject to federal, state, or local taxes. Based on 2010 tax rates.

================================================================================

                                                       INVESTMENT OVERVIEW |  15

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                           USAA TAX EXEMPT          LIPPER INTERMEDIATE
               BARCLAYS CAPITAL           INTERMEDIATE-TERM            MUNICIPAL DEBT
             MUNICIPAL BOND INDEX        FUND ADVISER SHARES            FUNDS INDEX
07/31/10         $10,000.00                  $10,000.00                 $10,000.00
08/31/10          10,228.95                   10,207.68                  10,202.16
09/30/10          10,212.97                   10,202.67                  10,168.82

                                   [END CHART]

                       Data from 7/31/10 through 9/30/10.*

                       See page 12 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Tax Exempt Intermediate-Term Fund Adviser Shares to the benchmarks.

*The performance of the Barclays Capital Municipal Bond Index and the Lipper Intermediate Municipal Debt Funds Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an index.

================================================================================

16  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

                                TOP 10 INDUSTRIES
                                  AS OF 9/30/10
                                (% of Net Assets)

Hospital ...............................................................  17.5%
Electric Utilities .....................................................  12.6%
General Obligation .....................................................  12.3%
Special Assessment/Tax/Fee .............................................   9.5%
Appropriated Debt ......................................................   7.8%
Education ..............................................................   5.0%
Electric/Gas Utilities .................................................   4.8%
Escrowed Bonds .........................................................   3.8%
Airport/Port ...........................................................   3.0%
Toll Roads .............................................................   3.0%

 You will find a complete list of securities that the Fund owns on pages 21-38.

================================================================================

                                                       INVESTMENT OVERVIEW |  17

================================================================================

                     o PORTFOLIO RATINGS MIX -- 9/30/2010 o

                      [PIE CHART OF PORTFOLIO RATINGS MIX]

AAA                                                                         15%
AA                                                                          17%
A                                                                           33%
BBB                                                                         26%
BELOW INVESTMENT-GRADE                                                       1%
SECURITIES WITH SHORT-TERM INVESTMENT-GRADE RATINGS                          3%
UNRATED                                                                      5%

                                   [END CHART]

The four highest long-term credit ratings, in descending order of credit quality, are AAA, AA, A, and BBB. These categories represent investment-grade quality. This chart reflects the highest rating of either Moody's Investors Service, Standard & Poor's Rating Services, Fitch Ratings Ltd., Dominion Bond Rating Service Ltd., or A.M. Best Co., Inc., and includes any related credit enhancements. Any of the Fund's securities that are not rated by these agencies appear in the chart above as "Unrated," but are monitored and evaluated by USAA Investment Management Company on an ongoing basis. Government securities that are issued or guaranteed as to principal and interest by the U.S. government are not rated but are treated as AAA for credit quality purposes in the above chart.

      Percentages are of the total market value of the Fund's investments.

================================================================================

18  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o  CATEGORIES AND DEFINITIONS

   FIXED-RATE INSTRUMENTS -- consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

   PUT BONDS -- provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

   PERIODIC AUCTION RESET BONDS -- interest rates are reset periodically through an auction mechanism. The bonds have the option to be sold at face value at each interest rate reset date to the extent that there are sufficient bids in the auction.

   VARIABLE-RATE DEMAND NOTES (VRDNs) -- provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

   CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

   (INS)    Principal and interest payments are insured by one of the following:
            ACA Financial Guaranty Corp., AMBAC Assurance

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  19

================================================================================

            Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., National Public Finance Guarantee Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

   (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Dexia Credit Local.

   (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

   (NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Fannie Mae, Federal Housing Association Insured Mortgage Nursing Home, Government National Mortgage Association, or Texas Permanent School Fund.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   EDA      Economic Development Authority
   EDC      Economic Development Corp.
   ETM      Escrowed to final maturity
   IDA      Industrial Development Authority/Agency
   IDB      Industrial Development Board
   IDC      Industrial Development Corp.
   ISD      Independent School District
   PRE      Prerefunded to a date prior to maturity
   USD      Unified School District

================================================================================

20  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

INVESTMENTS

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
           FIXED-RATE INSTRUMENTS (90.3%)

           ALABAMA (0.9%)
  $   345  Montgomery BMC Special Care Facilities
             Financing Auth. (INS)                                 4.88%        11/15/2018         $      345
   16,340  Montgomery Medical Clinic Board                         4.75          3/01/2026             15,613
    5,000  Prattville IDB                                          5.15          9/01/2013              5,206
    5,000  Private Colleges and Universities Facilities
             Auth. (INS)                                           4.75          9/01/2026              5,120
                                                                                                   ----------
                                                                                                       26,284
                                                                                                   ----------
           ALASKA (0.8%)
    7,650  Four Dam Pool Power Agency (LOC - Dexia
             Credit Local) (PRE)                                   5.00          7/01/2021              8,712
    3,750  North Slope Borough (INS)                               4.36(a)       6/30/2011              3,726
    2,000  State (INS)                                             4.75          4/01/2021              2,012
    2,520  State (INS)                                             4.75          4/01/2022              2,533
    2,000  State (INS)                                             4.75          4/01/2023              2,010
    4,110  State (INS)                                             4.75          4/01/2024              4,128
                                                                                                   ----------
                                                                                                       23,121
                                                                                                   ----------
           ARIZONA (1.8%)
    1,170  Health Facilities Auth.                                 4.50          4/01/2016              1,225
      425  Health Facilities Auth.                                 5.00          4/01/2017                447
    1,150  Health Facilities Auth.                                 4.75          4/01/2025              1,168
    2,500  Maricopa County Union High School
             District No. 210 (INS)                                4.50          7/01/2024              2,627
   15,000  Mohave County IDA                                       7.50          5/01/2019             16,986
    3,270  Phoenix Civic Improvement Corp.,
             5.50%, 7/01/2013 (INS)                                4.50(b)       7/01/2024              3,297
    2,115  Phoenix Civic Improvement Corp.,
             5.50%, 7/01/2013 (INS)                                4.54(b)       7/01/2025              2,133
    2,000  Pinal County IDA (INS)                                  5.25         10/01/2020              2,015
    1,250  Pinal County IDA (INS)                                  5.25         10/01/2022              1,235
    2,000  Pinal County IDA (INS)                                  4.50         10/01/2025              1,781
    3,540  State (INS)                                             5.00         10/01/2019              4,085
    7,275  State (INS)                                             5.25         10/01/2020              8,403
    1,535  State Univ. (INS)                                       5.00          9/01/2024              1,616
    7,180  Univ. Medical Center Corp.                              5.00          7/01/2022              7,369
                                                                                                   ----------
                                                                                                       54,387
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  21

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
           ARKANSAS (0.6%)
  $ 3,125  Baxter County                                           5.00%         9/01/2026         $    3,116
    6,230  Independence County                                     5.00          1/01/2021              6,235
    4,000  Independence County (INS)                               4.90          7/01/2022              4,172
    4,905  Jefferson County                                        4.60         10/01/2017              4,957
                                                                                                   ----------
                                                                                                       18,480
                                                                                                   ----------
           CALIFORNIA (9.0%)
   10,000  Chabot-Las Positas Community College
             District (INS)                                        4.85(a)       8/01/2022              5,704
    5,000  Chabot-Las Positas Community College
             District (INS)                                        4.88(a)       8/01/2023              2,660
    5,000  City and County of San Francisco Airport
             Commission                                            5.25          5/01/2022              5,724
    7,000  City and County of San Francisco Airport
             Commission                                            5.25          5/01/2023              7,950
    2,000  Coronado Community Dev. Agency (INS)                    5.00          9/01/2024              2,042
    7,000  Health Facilities Financing Auth.                       5.13          7/01/2022              7,388
    5,000  Irvine USD Special Tax District (INS)                   5.25          9/01/2019              5,659
    2,500  Irvine USD Special Tax District (INS)                   4.50          9/01/2020              2,686
    6,745  Kern County Board of Education (INS)                    5.00          6/01/2026              7,016
   20,000  Los Angeles Department of Water and
             Power (INS)(c)                                        4.75          7/01/2025             21,342
    3,320  Modesto Irrigation District (INS)                       5.64(a)       7/01/2017              2,371
    3,325  Modesto Irrigation District (INS)                       5.69(a)       7/01/2018              2,241
    5,000  Public Works Board                                      5.50          6/01/2019              5,256
    6,400  Public Works Board                                      5.50          4/01/2021              7,011
    6,755  Public Works Board                                      5.60          4/01/2022              7,375
    3,000  Public Works Board                                      5.13          3/01/2023              3,170
    3,130  Public Works Board                                      5.75          4/01/2023              3,447
    2,500  Public Works Board                                      5.25          3/01/2024              2,669
    2,000  Public Works Board                                      5.38          3/01/2025              2,141
    1,430  Sacramento Financing Auth. (INS)                        5.00         12/01/2024              1,452
   15,265  Sacramento Municipal Utility District
             Financing Auth. (INS)                                 4.75          7/01/2024             15,709
    4,720  Salinas Union High School District (INS)                4.37(a)       6/01/2016              3,902
    2,000  Salinas Union High School District (INS)                4.37(a)      10/01/2016              1,629
    3,525  San Bernardino County Redevelopment
             Agency (INS)                                          5.00          9/01/2025              3,361
    2,395  San Diego USD (INS)                                     4.50          7/01/2025              2,512
    5,000  San Francisco City and County Airport                   4.90          5/01/2029              5,233
    3,000  San Jose USD (INS)                                      4.50          6/01/2024              3,084
    7,065  Santa Clara County Financing Auth. (INS)                4.75          5/15/2023              7,493

================================================================================

22  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $ 7,400  Santa Clara County Financing Auth. (INS)                4.75%         5/15/2024         $    7,777
    7,750  Santa Clara County Financing Auth. (INS)                4.75          5/15/2025              8,097
    3,500  Santa Rosa Rancheria Tachi Yokut Tribe(d)               5.00          3/01/2020              2,983
    2,175  Semitropic Improvement District (INS)                   5.25         12/01/2018              2,384
    2,500  Solano Community College District (INS)                 4.85(a)       8/01/2023              1,360
    4,735  Solano Community College District (INS)                 4.88(a)       8/01/2024              2,437
    4,035  South Orange County Public Financing Auth. (INS)        5.00          8/15/2022              4,124
    4,920  South Orange County Public Financing Auth. (INS)        5.00          8/15/2025              4,965
   20,000  State                                                   5.25         10/01/2022             22,523
   27,445  State                                                   5.75          4/01/2027             30,575
    3,120  Statewide Communities Dev. Auth.                        5.00          5/15/2021              3,242
    3,275  Statewide Communities Dev. Auth.                        5.00          5/15/2022              3,378
    3,440  Statewide Communities Dev. Auth.                        5.00          5/15/2023              3,530
    3,610  Statewide Communities Dev. Auth.                        5.00          5/15/2024              3,686
    3,795  Statewide Communities Dev. Auth.                        5.00          5/15/2025              3,862
    2,500  Statewide Communities Dev. Auth.                        4.50          9/01/2029              2,522
    1,245  Systemwide Univ. (INS)                                  5.50         11/01/2015              1,353
   15,235  Tobacco Securitization Auth.                            4.75          6/01/2025             14,137
    3,470  Tuolumne Wind Project Auth.                             5.00          1/01/2022              3,836
    2,000  Washington Township Health Care District                5.75          7/01/2024              2,167
                                                                                                   ----------
                                                                                                      277,165
                                                                                                   ----------
           COLORADO (2.1%)
    4,500  Adams County (INS)                                      4.38          9/01/2017              4,618
    5,000  Adams County (INS)(c)                                   5.10          1/01/2019              5,026
    2,000  Arapahoe County School District No. 6 (INS) (PRE)       5.25         12/01/2018              2,207
    2,585  Arapahoe County School District No. 6 (INS) (PRE)       5.25         12/01/2019              2,853
    2,000  Arapahoe County School District No. 6 (INS) (PRE)       5.25         12/01/2020              2,207
    2,000  Arapahoe County School District No. 6 (INS) (PRE)       5.25         12/01/2021              2,207
    2,400  Denver Health and Hospital Auth. (PRE)                  6.25         12/01/2016              2,563
   30,955  Denver Health and Hospital Auth.                        4.75         12/01/2027             28,621
    1,000  Health Facilities Auth.                                 5.25          6/01/2023              1,041
    2,140  Pueblo School District No. 60 (INS) (PRE)               5.25         12/15/2020              2,360
    9,045  State (INS)                                             5.00         11/01/2023              9,701
                                                                                                   ----------
                                                                                                       63,404
                                                                                                   ----------
           CONNECTICUT (0.4%)
    4,000  Health and Educational Facilities Auth. (INS)           5.00          7/01/2025              3,858
    4,400  Mashantucket (Western) Pequot Tribe, acquired
             9/18/1997 and 12/20/2001; cost 4,388(d),(e),(f)       5.70          9/01/2012              2,070
   16,500  Mashantucket (Western) Pequot Tribe, acquired
             9/18/1997 thru 9/11/2009; cost 14,993(d),(e),(f)      5.75          9/01/2018              7,779
                                                                                                   ----------
                                                                                                       13,707
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  23

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
           DELAWARE (0.3%)
  $ 1,495  Health Facilities Auth. (INS)                           4.80%         5/01/2017         $    1,411
    1,830  Health Facilities Auth. (INS)                           4.90          5/01/2018              1,703
    1,000  Health Facilities Auth. (INS)                           5.00          5/01/2019                923
    1,515  Health Facilities Auth. (INS)                           5.05          5/01/2020              1,382
    1,010  Municipal Electric Corp. (INS)                          5.25          7/01/2013              1,043
    1,460  Municipal Electric Corp. (INS)                          5.25          7/01/2017              1,508
    1,580  Municipal Electric Corp. (INS)                          5.25          7/01/2018              1,625
                                                                                                   ----------
                                                                                                        9,595
                                                                                                   ----------
           DISTRICT OF COLUMBIA (0.5%)
    7,000  District of Columbia (INS)                              5.00          1/01/2025              7,372
    7,930  District of Columbia (INS)                              4.75          5/01/2027              6,597
                                                                                                   ----------
                                                                                                       13,969
                                                                                                   ----------
           FLORIDA (7.1%)
    5,165  Brevard County School Board (INS)                       5.00          7/01/2025              5,451
    2,500  Broward County Airport System                           5.00         10/01/2024              2,691
    6,500  Broward County School Board (INS)                       5.00          7/01/2023              6,993
    4,000  Broward County School Board (INS)                       5.00          7/01/2024              4,208
    3,710  Broward County School Board (INS)                       5.00          7/01/2025              3,920
    7,905  Dade County (INS)                                       6.00(a)      10/01/2011              7,703
    8,610  Dade County (INS)                                       6.10(a)      10/01/2012              7,890
    3,270  Flagler County School Board (INS)                       5.00          8/01/2025              3,424
    8,000  Hillsborough County IDA                                 5.65          5/15/2018              9,206
    1,725  Hillsborough County IDA                                 5.50         10/01/2023              1,772
    4,250  Indian River County School Board (INS)                  5.00          7/01/2024              4,455
    5,000  JEA St. Johns River Power Park (INS)                    5.00         10/01/2020              5,631
   10,535  Lee County School Board (INS)                           5.00          8/01/2027             10,881
    9,515  Lee County School Board (INS)                           5.00          8/01/2028              9,794
    1,090  Miami Beach Health Facilities Auth.                     6.13         11/15/2011              1,098
    1,670  Miami Dade County (INS)                                 5.00          4/01/2022              1,766
    2,805  Miami Dade County (INS)                                 5.00          4/01/2023              2,955
    8,375  Miami Dade County (INS)                                 4.75         11/01/2023              8,671
    2,345  Miami Dade County, 5.00%, 10/01/2013 (INS)              4.54(b)      10/01/2024              2,075
    9,830  Miami Dade County (INS)                                 4.75         11/01/2024             10,109
    3,670  Miami Dade County, 5.00%, 10/01/2013 (INS)              4.57(b)      10/01/2025              3,232
    6,440  Miami Dade County                                       5.00         10/01/2026              6,893
    2,500  Miami Dade County (INS)                                 5.00         10/01/2026              2,630
    7,000  Miami Dade County                                       5.00         10/01/2027              7,404
   10,000  Miami Dade County School Board (INS)                    5.00          2/01/2024             10,992
   12,000  Miami Dade County School Board (INS)                    5.25          5/01/2025             13,270
   12,000  Orange County Health Facility Auth.                     5.25         10/01/2022             12,765

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24  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $ 5,000  Orange County Health Facility Auth.                     5.38%        10/01/2023         $    5,362
    7,450  Palm Beach County Health Facilities Auth. (INS)         5.00         12/01/2021              6,895
    1,500  Palm Beach County School Board (INS)                    5.25          8/01/2018              1,599
      650  Palm Beach County School Board (INS)                    5.00          8/01/2022                695
    6,000  Seminole Tribe(d)                                       5.75         10/01/2022              6,045
   14,815  Seminole Tribe(d)                                       5.50         10/01/2024             14,734
    4,585  Volusia County School Board (INS)                       5.00          8/01/2022              4,849
    4,920  Volusia County School Board (INS)                       5.00          8/01/2023              5,190
    5,165  Volusia County School Board (INS)                       5.00          8/01/2024              5,416
                                                                                                   ----------
                                                                                                      218,664
                                                                                                   ----------
           GEORGIA (0.9%)
   10,000  Burke County Dev. Auth.                                 7.00          1/01/2023             12,153
    5,000  Coweta County Dev. Auth. (INS)                          4.35          9/01/2018              5,013
    4,000  Glynn-Brunswick Memorial Hospital Auth.                 5.25          8/01/2023              4,200
    5,000  Savannah Hospital Auth. (INS)                           5.00          7/01/2018              5,020
                                                                                                   ----------
                                                                                                       26,386
                                                                                                   ----------
           GUAM (0.2%)
    6,000  Education Financing Foundation (INS)                    4.50         10/01/2026              5,236
                                                                                                   ----------
           HAWAII (0.1%)
    2,330  Housing Finance and Dev. Corp.                          5.45          7/01/2017              2,334
                                                                                                   ----------
           IDAHO (0.0%)
    1,000  Univ. of Idaho (INS)                                    4.75          4/01/2022              1,035
                                                                                                   ----------
           ILLINOIS (6.4%)
    1,000  Bedford Park Village                                    4.60         12/01/2017              1,039
    3,240  Bedford Park Village                                    4.80         12/01/2020              3,283
    3,085  Bedford Park Village                                    4.90         12/01/2023              3,090
    6,040  Channahon                                               6.88          1/01/2020              6,068
    2,000  Chicago (PRE)                                           5.00         11/01/2019              2,101
    5,000  Chicago                                                 6.63         12/01/2022              5,031
   14,925  Chicago Board of Education (INS)                        4.82(a)      12/01/2013             14,070
    2,170  Chicago-O'Hare International Airport (INS)              5.50          1/01/2014              2,213
    7,000  Chicago-O'Hare International Airport (INS)              5.00          1/01/2021              7,534
   10,000  Chicago-O'Hare International Airport (INS)              5.00          1/01/2022             10,689
    9,000  Chicago-O'Hare International Airport                    5.25          1/01/2024             10,050
    2,370  Finance Auth.                                           5.50          5/01/2017              2,516
    2,000  Finance Auth.                                           5.00          8/15/2017              1,839
    4,340  Finance Auth.                                           5.75          5/01/2018              4,662
   14,360  Finance Auth.                                           5.00          2/15/2019             15,203
    2,080  Finance Auth.                                           5.00          2/15/2020              2,183
    1,710  Finance Auth.                                           5.00          2/15/2022              1,774

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  25

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $   750  Finance Auth.                                           5.25%         4/01/2022         $      760
    2,000  Finance Auth.                                           5.00          4/01/2023              1,949
    3,400  Finance Auth. (INS)                                     5.00         11/01/2023              3,583
   10,500  Finance Auth. (INS)                                     5.00         11/15/2023             10,691
    7,140  Finance Auth.                                           5.13          2/15/2025              7,317
    4,165  Finance Auth.                                           5.00          4/01/2025              3,991
    8,000  Finance Auth.                                           4.50         11/15/2026              7,604
    1,750  Finance Auth.                                           5.40          4/01/2027              1,778
    1,000  Health Facilities Auth.                                 5.25          9/01/2013              1,002
    2,000  Health Facilities Auth.                                 5.25          9/01/2014              2,004
    2,500  Health Facilities Auth.                                 5.25          9/01/2018              2,502
    3,000  Health Facilities Auth. (INS)                           5.00          2/15/2020              3,045
    4,250  Health Facilities Auth. (PRE)                           6.80         11/15/2020              4,327
      825  Housing Dev. Auth.                                      4.55          7/01/2021                858
      365  Housing Dev. Auth.                                      4.60          7/01/2023                375
    4,555  Lake County Community Unit School District (INS)        5.13(a)      12/01/2016              3,790
    3,495  Lake County Community Unit School District (INS)
             (ETM)                                                 5.13(a)      12/01/2016              2,954
    2,500  Metropolitan Pier and Exposition Auth.,
             5.20%, 6/15/2012 (INS)                                5.20(b)       6/15/2017              2,564
    2,500  Metropolitan Pier and Exposition Auth.,
             5.30%, 6/15/2012 (INS)                                5.30(b)       6/15/2018              2,558
    4,000  Metropolitan Pier and Exposition Auth.,
             5.40%, 6/15/2012 (INS)                                5.40(b)       6/15/2019              4,063
    2,000  Northeastern Illinois Univ.                             4.75         10/01/2025              2,088
    4,735  Northern Illinois Univ. (INS)                           4.88          4/01/2018              4,785
    5,000  State (INS)                                             5.00          1/01/2021              5,513
    7,815  Univ. of Illinois (INS) (PRE)                           5.00          8/15/2020              8,134
    3,303  Volo Village, Lake County                               5.00          3/01/2016              3,127
   14,070  Will County Forest Preserve District (INS)              5.40(a)      12/01/2017             11,561
                                                                                                   ----------
                                                                                                      196,268
                                                                                                   ----------
           INDIANA (2.6%)
   10,000  Finance Auth.                                           3.38          3/01/2019             10,049
   20,000  Finance Auth. (INS)(c)                                  4.55         12/01/2024             20,090
    1,900  Finance Auth.                                           5.00         10/01/2027              2,014
    4,000  Health and Educational Facility Financing Auth.         5.00          2/15/2021              4,166
    8,375  Health and Educational Facility Financing Auth.         5.00          2/15/2022              8,685
    3,000  Jasper County (INS)                                     5.85          4/01/2019              3,416
    4,950  Municipal Power Agency (INS)                            5.25          1/01/2017              5,310
    2,100  Municipal Power Agency (INS)                            5.25          1/01/2018              2,253
    6,000  Rockport (INS)                                          4.63          6/01/2025              6,099
      870  St. Joseph County                                       5.45          2/15/2017                847

================================================================================

26  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $ 7,260  St. Joseph County                                       5.75%         2/15/2019         $    2,774
   11,000  Univ. of Southern Indiana (INS)(c)                      5.00         10/01/2018             11,252
    1,500  Vanderburgh County Redevelopment District               5.00          2/01/2026              1,533
                                                                                                   ----------
                                                                                                       78,488
                                                                                                   ----------
           IOWA (0.6%)
    9,190  Finance Auth. (INS)                                     5.00          7/01/2014              9,953
    1,325  Finance Auth. (INS)                                     5.00         12/01/2021              1,342
    1,390  Finance Auth. (INS)                                     5.00         12/01/2022              1,402
    1,460  Finance Auth. (INS)                                     5.00         12/01/2023              1,467
    1,535  Finance Auth. (INS)                                     5.00         12/01/2024              1,520
    1,610  Finance Auth. (INS)                                     5.00         12/01/2025              1,582
    1,690  Finance Auth. (INS)                                     5.00         12/01/2026              1,646
                                                                                                   ----------
                                                                                                       18,912
                                                                                                   ----------
           KANSAS (0.8%)
      645  Wyandotte County                                        4.75         12/01/2016                688
   19,000  Wyandotte County                                        5.00         12/01/2020             19,942
    8,800  Wyandotte County                                        6.07(a)       6/01/2021              5,021
                                                                                                   ----------
                                                                                                       25,651
                                                                                                   ----------
           KENTUCKY (0.3%)
    7,500  Economic Dev. Finance Auth. (INS)                       5.75         12/01/2028              8,346
                                                                                                   ----------
           LOUISIANA (2.9%)
    2,150  Local Government Environmental Facilities and
             Community Dev. Auth. (INS)                            5.25         12/01/2015              2,306
    2,260  Local Government Environmental Facilities and
             Community Dev. Auth. (INS)                            5.25         12/01/2016              2,443
    2,355  Local Government Environmental Facilities and
             Community Dev. Auth. (INS)                            5.25         12/01/2017              2,546
    3,750  Local Government Environmental Facilities and
             Community Dev. Auth.                                  6.50          8/01/2029              3,939
    7,000  New Orleans (INS)                                       5.13          9/01/2021              7,172
    6,825  Office Facilities Corp. (INS)                           5.38          5/01/2018              6,987
    2,000  Office Facilities Corp. (INS)                           5.25         11/01/2018              2,194
   20,000  Public Facilities Auth.(g)                              5.00          9/01/2028             20,025
   15,000  Public Facilities Auth.(g)                              5.00          6/01/2030             15,128
    4,450  St. Martin Parish                                       4.35         10/01/2012              4,668
    3,955  St. Tammany Parish Hospital Service
             District No. 1 (INS)                                  5.00          7/01/2018              3,956
    9,000  Transportation Auth. (INS)                              4.38         12/01/2023              9,010
    9,000  Transportation Auth. (INS)                              4.38         12/01/2024              9,009
                                                                                                   ----------
                                                                                                       89,383
                                                                                                   ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  27

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
           MAINE (0.1%)
  $ 1,715  Housing Auth.                                           5.35%        11/15/2021         $    1,718
    1,500  Jay                                                     4.85          5/01/2019              1,511
                                                                                                   ----------
                                                                                                        3,229
                                                                                                   ----------
           MARYLAND (0.4%)
    2,685  Community Dev. Administration                           5.88          7/01/2016              2,690
    2,500  EDC                                                     6.20          9/01/2022              2,960
    5,000  Health and Higher Educational Facilities Auth.          6.00          1/01/2028              5,298
                                                                                                   ----------
                                                                                                       10,948
                                                                                                   ----------
           MASSACHUSETTS (1.6%)
    5,105  Commonwealth                                            5.75          6/15/2015              5,157
    4,500  Commonwealth (INS) (PRE)                                5.50          3/01/2018              4,816
    7,775  Commonwealth (INS) (PRE)                                5.38          8/01/2021              8,455
    3,110  Health and Educational Facilities Auth.                 5.00          7/01/2019              3,312
    9,000  Health and Educational Facilities Auth.                 6.00          7/01/2024             10,099
    4,000  Health and Educational Facilities Auth.                 5.00          7/15/2027              3,724
    5,545  Massachusetts Bay Transportation Auth.                  4.60(a)       7/01/2022              3,528
    7,790  Massachusetts Bay Transportation Auth.                  4.65(a)       7/01/2023              4,685
    5,000  Massachusetts Bay Transportation Auth.                  4.70(a)       7/01/2024              2,846
    1,600  Massachusetts Bay Transportation Auth.                  4.73(a)       7/01/2025                861
      110  Water Pollution Abatement Trust                         4.75          8/01/2025                118
                                                                                                   ----------
                                                                                                       47,601
                                                                                                   ----------
           MICHIGAN (1.8%)
   18,000  Building Auth. (INS)                                    4.81(a)      10/15/2022             10,133
    1,325  Detroit Building Auth. (LOC - Comerica Bank, N.A.)      6.15          2/01/2011              1,329
    4,000  Detroit Downtown Dev. Auth. (INS)                       5.00          7/01/2018              4,001
   25,000  Dickinson County EDC                                    4.80         11/01/2018             25,327
    1,855  Hospital Finance Auth.                                  6.25         10/01/2016              1,858
    2,675  Hospital Finance Auth.                                  5.00         11/15/2019              2,824
    3,400  Hospital Finance Auth.                                  5.00         11/15/2022              3,522
    3,000  State Trunk Line Fund                                   5.00         11/01/2019              3,528
    2,000  State Trunk Line Fund                                   5.00         11/01/2020              2,318
                                                                                                   ----------
                                                                                                       54,840
                                                                                                   ----------
           MINNESOTA (1.8%)
    1,080  Chippewa County                                         5.38          3/01/2022              1,109
    5,120  Chippewa County                                         5.50          3/01/2027              5,180
   18,015  Cohasset(c)                                             4.95          7/01/2022             18,605
    2,500  Higher Education Facilities Auth.                       4.50         10/01/2027              2,579
    3,000  Municipal Power Agency                                  4.38         10/01/2025              3,108
    5,315  St. Paul Housing and Redevelopment Auth.                5.70         11/01/2015              5,317
    1,500  St. Paul Housing and Redevelopment Auth.                5.85         11/01/2017              1,501

================================================================================

28  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $ 7,680  St. Paul Housing and Redevelopment Auth.                5.15%        11/15/2020         $    7,606
    3,500  St. Paul Housing and Redevelopment Auth.                5.25          5/15/2026              3,545
    5,260  Washington County Hospital and Redevelopment Auth.      5.38         11/15/2018              5,260
                                                                                                   ----------
                                                                                                       53,810
                                                                                                   ----------
           MISSISSIPPI (0.1%)
    1,650  Hospital Equipment and Facilities Auth.                 5.00         12/01/2016              1,724
    1,000  Hospital Equipment and Facilities Auth.                 5.25         12/01/2021              1,019
    1,260  Lincoln County (INS)                                    5.50          4/01/2018              1,261
                                                                                                   ----------
                                                                                                        4,004
                                                                                                   ----------
           MISSOURI (1.0%)
   17,545  Cape Girardeau County Health Care Facilities IDA        5.00          6/01/2027             17,156
    1,000  Cass County                                             5.00          5/01/2022              1,017
    3,315  Cass County                                             5.38          5/01/2022              3,435
    2,000  Cass County                                             5.50          5/01/2027              1,985
    2,000  Dev. Finance Board                                      4.75          6/01/2025              2,008
    2,050  Fenton City                                             4.50          4/01/2021              2,056
    1,760  Riverside IDA (INS)                                     5.00          5/01/2020              1,854
    1,330  St. Joseph IDA                                          5.00          4/01/2027              1,363
                                                                                                   ----------
                                                                                                       30,874
                                                                                                   ----------
           MONTANA (0.2%)
    6,500  Forsyth (INS)                                           4.65          8/01/2023              6,791
                                                                                                   ----------
           NEBRASKA (0.0%)
      560  Scotts Bluff County Hospital Auth.                      5.13         11/15/2019                561
                                                                                                   ----------
           NEVADA (0.9%)
    5,000  Clark County (INS) (PRE)                                5.25          7/01/2019              5,187
    2,865  Clark County                                            5.00          5/15/2020              3,059
   18,000  Humboldt County                                         5.15         12/01/2024             19,423
                                                                                                   ----------
                                                                                                       27,669
                                                                                                   ----------
           NEW HAMPSHIRE (0.5%)
    5,000  Business Finance Auth.                                  5.85         12/01/2022              5,055
    6,730  Strafford County                                        6.75         12/31/2010              6,761
    3,000  Strafford County                                        5.50          2/18/2011              3,001
                                                                                                   ----------
                                                                                                       14,817
                                                                                                   ----------
           NEW JERSEY (2.0%)
    2,000  EDA                                                     5.75         12/01/2016              2,001
    5,000  EDA (INS)                                               5.00          7/01/2022              5,292
    3,500  EDA                                                     4.45          6/01/2023              3,732
    8,830  EDA                                                     5.25          9/01/2023              9,882
   13,500  EDA                                                     5.50          6/15/2024             13,531

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  29

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $20,000  State Turnpike Auth.                                    5.00%         1/01/2021         $   22,669
    5,000  Tobacco Settlement Financing Corp.                      5.00          6/01/2017              5,134
                                                                                                   ----------
                                                                                                       62,241
                                                                                                   ----------
           NEW MEXICO (0.4%)
    4,890  Jicarilla Apache Nation(d)                              5.00          9/01/2018              5,212
    3,250  Jicarilla Apache Nation(d)                              5.50          9/01/2023              3,455
    4,000  Sandoval County                                         4.38          6/01/2020              4,247
                                                                                                   ----------
                                                                                                       12,914
                                                                                                   ----------
           NEW YORK (10.4%)
    2,500  Albany IDA                                              5.75         11/15/2022              2,672
    4,235  Dormitory Auth.                                         5.75          7/01/2013              4,583
    1,500  Dormitory Auth.                                         5.25          7/01/2015              1,705
    4,000  Dormitory Auth.                                         5.20          2/15/2016              4,010
    5,420  Dormitory Auth. (LOC - Allied Irish Banks plc)          4.40          7/01/2016              5,752
    2,005  Dormitory Auth.                                         5.25          7/01/2016              2,246
    4,760  Dormitory Auth.                                         5.30          2/15/2017              4,771
    2,000  Dormitory Auth.                                         5.25          7/01/2017              2,219
   12,560  Dormitory Auth. (ETM)                                   5.30          2/15/2019             14,716
    5,000  Dormitory Auth.                                         5.00          7/01/2020              5,262
    3,090  Dormitory Auth. (PRE)                                   5.05          2/01/2022              3,364
   24,935  Dormitory Auth.                                         5.00          7/01/2022             26,381
    2,500  Dutchess County IDA                                     4.50          8/01/2026              2,523
    1,410  East Rochester Housing Auth. (NBGA)                     4.05          2/15/2012              1,434
    2,000  East Rochester Housing Auth. (NBGA)                     4.63          2/15/2017              2,102
   17,075  Long Island Power Auth.                                 5.00          4/01/2023             18,918
   10,000  Metropolitan Transportation Auth.                       6.25         11/15/2023             12,079
    6,800  Metropolitan Transportation Auth.                       5.00         11/15/2024              7,389
    2,500  Metropolitan Transportation Auth. (INS)                 5.00         11/15/2024              2,735
   16,565  Metropolitan Transportation Auth.                       5.00         11/15/2024             18,009
   21,625  New York City                                           5.50          8/01/2015             23,716
    2,455  New York City                                           5.63          8/01/2015              2,653
    2,000  New York City (PRE)                                     5.63          8/01/2015              2,193
    6,055  New York City                                           5.75          8/01/2016              6,553
      810  New York City (PRE)                                     5.75          8/01/2016                890
    5,000  New York City                                           5.25         10/15/2019              5,533
    5,000  New York City                                           5.13         11/15/2022              5,726
    4,330  New York City                                           5.13         12/01/2022              4,892
    6,000  New York City                                           5.13         12/01/2023              6,758
   10,000  New York City                                           5.00          4/01/2024             11,063
    5,240  New York City                                           5.00          8/01/2024              5,818
   15,000  New York City                                           5.00          8/01/2024             17,074
    5,000  New York City                                           5.25         11/15/2024              5,785
    5,000  New York City                                           5.00          2/01/2025              5,565

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30  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $10,000  New York City Municipal Water Finance Auth.             5.38%         6/15/2017         $   10,799
    4,795  New York City Transitional Finance Auth. (INS) (PRE)    5.25          8/01/2019              5,225
    3,500  New York City Transitional Finance Auth.                5.00          1/15/2022              3,932
   25,000  New York City Transitional Finance Auth.                5.00          5/01/2026             28,425
    6,000  Seneca Nation Indians Capital Improvements Auth.(d)     5.00         12/01/2023              5,003
      775  Suffolk County IDA                                      5.00         11/01/2013                823
    1,880  Suffolk County IDA                                      5.00         11/01/2014              2,014
    1,000  Suffolk County IDA                                      5.00         11/01/2015              1,074
    3,180  Suffolk County IDA (INS)                                4.75          6/01/2026              2,608
   11,000  Tobacco Settlement Financing Corp.                      5.50          6/01/2018             11,675
                                                                                                   ----------
                                                                                                      318,667
                                                                                                   ----------
           NORTH CAROLINA (1.9%)
   16,235  Capital Facilities Finance Agency                       4.38         10/01/2031             16,294
    6,000  Eastern Municipal Power Agency                          5.50          1/01/2012              6,323
    4,885  Eastern Municipal Power Agency                          5.50          1/01/2015              5,313
    1,830  Eastern Municipal Power Agency                          5.50          1/01/2016              1,985
    1,000  Eastern Municipal Power Agency                          5.50          1/01/2017              1,085
    3,000  Eastern Municipal Power Agency                          5.00          1/01/2024              3,256
    5,500  Medical Care Commission                                 5.00          7/01/2027              5,519
    3,400  Municipal Power Agency No. 1                            5.50          1/01/2013              3,740
    1,600  Municipal Power Agency No. 1 (ETM)                      5.50          1/01/2013              1,769
    2,000  Municipal Power Agency No. 1                            5.25          1/01/2020              2,302
    3,600  Turnpike Auth. (INS)                                    5.00          1/01/2022              4,021
    3,330  Turnpike Auth. (INS)                                    5.13          1/01/2024              3,691
    4,000  Wake County Industrial Facilities and Pollution
             Control Financing Auth.                               5.38          2/01/2017              4,253
                                                                                                   ----------
                                                                                                       59,551
                                                                                                   ----------
           NORTH DAKOTA (0.1%)
    1,000  Grand Forks (INS)                                       5.00         12/15/2022              1,104
    2,055  Williams County                                         5.00         11/01/2021              2,111
                                                                                                   ----------
                                                                                                        3,215
                                                                                                   ----------
           OHIO (2.0%)
    9,000  Air Quality Dev. Auth.                                  5.70          8/01/2020             10,249
    3,000  American Municipal Power, Inc.                          5.00          2/15/2021              3,386
    2,760  American Municipal Power, Inc.                          5.00          2/15/2022              3,082
   22,195  Buckeye Tobacco Settlement Financing Auth.              5.13          6/01/2024             19,059
    2,400  Fairview Park (INS)                                     4.13         12/01/2020              2,523
    4,000  Franklin County                                         5.80         10/01/2014              4,012
    2,650  Franklin County                                         5.50          7/01/2017              2,653
   10,000  Hamilton (INS)                                          4.65         10/15/2022             10,765
      740  Housing Finance Agency (NBGA)                           5.10          9/01/2017                780
    1,750  Miami County                                            5.25          5/15/2021              1,848

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                                                  PORTFOLIO OF INVESTMENTS |  31

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $ 2,000  Miami County                                            5.25%         5/15/2026         $    2,057
                                                                                                   ----------
                                                                                                       60,414
                                                                                                   ----------
           OKLAHOMA (1.4%)
    5,360  Cherokee Nation (INS)(d)                                4.60         12/01/2021              5,447
   10,275  Chickasaw Nation(d)                                     5.38         12/01/2017             11,184
    5,000  Chickasaw Nation(d)                                     6.00         12/01/2025              5,373
    3,895  Comanche County Hospital Auth. (INS)                    5.25          7/01/2022              3,990
    3,000  Comanche County Hospital Auth. (INS)                    5.25          7/01/2023              3,061
    1,400  Norman Regional Hospital Auth.                          5.50          9/01/2024              1,371
   13,100  Norman Regional Hospital Auth.                          5.00          9/01/2027             11,887
                                                                                                   ----------
                                                                                                       42,313
                                                                                                   ----------
           OREGON (0.1%)
    1,000  Washington, Yamhill and Multnomah Counties
             Hillsboro School District No. 1J (INS)                4.58(a)       6/15/2025                533
    5,900  Washington, Yamhill and Multnomah Counties
             Hillsboro School District No. 1J (INS)                4.59(a)       6/15/2026              2,974
                                                                                                   ----------
                                                                                                        3,507
                                                                                                   ----------
           PENNSYLVANIA (1.1%)
    1,000  Allegheny County IDA                                    5.00          9/01/2021                995
    1,220  Allegheny County IDA                                    5.10          9/01/2026              1,168
   17,300  Allegheny County IDA                                    4.75         12/01/2032             18,085
   13,000  Economic Development Financing Auth.(g)                 4.00         10/01/2023             13,011
    1,615  Lancaster County Hospital Auth.                         5.00         11/01/2026              1,668
                                                                                                   ----------
                                                                                                       34,927
                                                                                                   ----------
           PUERTO RICO (0.5%)
   14,000  Government Dev. Bank                                    4.75         12/01/2015             14,587
                                                                                                   ----------
           RHODE ISLAND (0.4%)
      340  Health and Educational Building Corp. (INS)             5.50          5/15/2012                341
      765  Health and Educational Building Corp. (INS)             5.50          5/15/2016                767
    5,500  Health and Educational Building Corp. (INS)             5.00          5/15/2026              5,844
    5,915  Housing and Mortgage Finance Corp.                      4.65         10/01/2026              6,072
                                                                                                   ----------
                                                                                                       13,024
                                                                                                   ----------
           SOUTH CAROLINA (1.8%)
    4,250  Georgetown County                                       5.95          3/15/2014              4,737
    5,000  Georgetown County                                       5.70          4/01/2014              5,471
    5,000  Lexington County Health Services District, Inc.         5.00         11/01/2024              5,274
    7,335  Lexington County Health Services District, Inc.         5.00         11/01/2026              7,656
    5,870  SCAGO Educational Facilities Corp. (INS)                4.75         12/01/2026              5,614
    6,325  SCAGO Educational Facilities Corp. (INS)                4.75         12/01/2026              6,254
   19,870  Tobacco Settlement Revenue Management Auth.             5.00          6/01/2018             19,888
                                                                                                   ----------
                                                                                                       54,894
                                                                                                   ----------

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32  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
           SOUTH DAKOTA (0.3%)
  $ 1,700  Health and Educational Facilities Auth.                 5.00%        11/01/2024         $    1,791
    6,025  Housing Dev. Auth. (INS)                                5.15         11/01/2020              6,206
                                                                                                   ----------
                                                                                                        7,997
                                                                                                   ----------
           TENNESSEE (1.0%)
    7,000  Jackson                                                 5.25          4/01/2023              7,419
    2,125  Johnson City Health and Educational
             Facilities Board                                      5.25          7/01/2026              2,161
    1,000  Nashville and Davidson County Health and
             Educational Facilities Board (INS)                    5.10          8/01/2019                948
      745  Shelby County Health, Educational and Housing
             Facility Board (PRE)                                  6.00          9/01/2016                824
    1,255  Shelby County Health, Educational and Housing
             Facility Board (PRE)                                  6.00          9/01/2016              1,387
      935  Shelby County Health, Educational and Housing
             Facility Board (PRE)                                  6.25          9/01/2018              1,038
    1,565  Shelby County Health, Educational and Housing
             Facility Board (PRE)                                  6.25          9/01/2018              1,737
   14,750  Sullivan County Health, Educational and Housing
             Facilities Board                                      5.25          9/01/2026             14,914
                                                                                                   ----------
                                                                                                       30,428
                                                                                                   ----------
           TEXAS (16.0%)
    1,050  Alamo Community College District (INS)                  5.00         11/01/2020              1,095
      910  Alamo Community College District (INS) (PRE)            5.00         11/01/2020                957
    2,300  Austin (INS)                                            5.00         11/15/2024              2,460
    5,610  Austin Utility Systems (INS)                            5.15(a)       5/15/2017              4,699
    1,855  Bastrop ISD (NBGA)                                      5.55(a)       2/15/2014              1,777
    3,030  Bastrop ISD (NBGA)                                      5.55(a)       2/15/2015              2,820
    3,055  Bastrop ISD (NBGA)                                      5.60(a)       2/15/2016              2,742
    3,155  Bastrop ISD (NBGA)                                      5.60(a)       2/15/2017              2,721
    4,540  Bexar County Health Facilities Dev. Corp.               5.00          7/01/2027              4,284
   32,925  Brazos River Auth.                                      5.38          4/01/2019             33,060
    5,365  Cass County IDC                                         5.35          4/01/2012              5,661
    2,680  Central Regional Mobility Auth.,
             4.55%, 1/01/2014 (INS)                                4.55(b)       1/01/2020              2,169
    3,445  Central Regional Mobility Auth.,
             4.60%, 1/01/2014 (INS)                                4.60(b)       1/01/2021              2,748
    2,500  Central Regional Mobility Auth.                         5.75          1/01/2025              2,674
    2,600  Conroe ISD (NBGA)                                       5.00          2/15/2023              2,895
    3,100  Conroe ISD (NBGA)                                       5.00          2/15/2024              3,452
   13,745  Denton ISD (NBGA)                                       5.03(a)       8/15/2023              7,895
   16,500  Denton ISD (NBGA)                                       5.06(a)       8/15/2024              8,950

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                                                  PORTFOLIO OF INVESTMENTS |  33

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $ 2,905  Eagle Mountain-Saginaw ISD (NBGA)                       4.38%         8/15/2026         $    3,071
    1,520  Edgewood ISD (NBGA)                                     4.88          8/15/2019              1,553
    1,595  Edgewood ISD (NBGA)                                     5.00          8/15/2020              1,650
    1,675  Edgewood ISD (NBGA)                                     5.00          8/15/2021              1,731
    2,245  Ennis ISD (NBGA)                                        4.56(a)       8/15/2024              1,277
    3,715  Ennis ISD (NBGA)                                        4.58(a)       8/15/2025              2,001
    3,720  Ennis ISD (NBGA)                                        4.60(a)       8/15/2026              1,896
    6,580  Fort Worth ISD (NBGA) (PRE)                             5.00          2/15/2018              6,697
   40,000  Harris County IDC                                       5.00          2/01/2023             42,481
    1,895  Hidalgo County Health Services Corp.                    4.75          8/15/2017              1,931
      350  Hidalgo County Health Services Corp.                    5.00          8/15/2019                356
    3,805  Hidalgo County Health Services Corp.                    5.00          8/15/2022              3,851
    1,785  Hidalgo County Health Services Corp.                    5.00          8/15/2026              1,745
    3,000  Houston (INS)                                           5.00          3/01/2019              3,240
    4,000  Houston Airport System                                  5.00          7/01/2024              4,404
    7,000  Houston Airport System                                  5.00          7/01/2025              7,667
    4,955  Houston ISD Public Facility Corp. (INS)                 5.35(a)       9/15/2015              4,515
    3,635  Houston ISD Public Facility Corp. (INS)                 5.35(a)       9/15/2015              3,312
    2,635  Houston ISD Public Facility Corp. (INS)                 5.38(a)       9/15/2016              2,313
    6,955  Houston ISD Public Facility Corp. (INS)                 5.38(a)       9/15/2016              6,106
    3,885  Houston ISD Public Facility Corp. (INS)                 5.40(a)       9/15/2017              3,259
    5,000  Irving ISD (NBGA)                                       5.31(a)       2/15/2025              2,575
    2,200  Judson ISD (INS)                                        5.00          2/01/2023              2,404
    1,500  Judson ISD (INS)                                        5.00          2/01/2024              1,639
    1,595  La Porte ISD (INS)                                      5.00          2/15/2022              1,721
    3,535  La Porte ISD (INS)                                      5.00          2/15/2024              3,781
    3,830  Lewisville (INS)                                        5.38          9/01/2015              3,870
    4,555  Lower Colorado River Auth. (INS)                        4.38          5/15/2025              4,717
    4,555  Lower Colorado River Auth. (INS)                        4.38          5/15/2026              4,691
    2,325  Marlin ISD Public Facility Corp., acquired 7/22/1998;
             cost $2,363(e)                                        5.85          2/15/2018              2,380
    3,425  Mesquite Health Facilities Dev. Corp.                   5.50          2/15/2025              3,437
    2,040  Midlothian Dev. Auth. (INS)                             5.00         11/15/2018              2,040
    2,235  Midlothian Dev. Auth. (INS)                             5.00         11/15/2021              2,207
    9,265  Midlothian Dev. Auth.                                   6.00         11/15/2024              9,324
    1,695  Midlothian Dev. Auth. (INS)                             5.00         11/15/2026              1,605
    2,755  Midlothian Dev. Auth.                                   5.13         11/15/2026              2,536
    2,500  North Texas Tollway Auth.                               6.00          1/01/2023              2,827
   15,000  North Texas Tollway Auth.                               6.00          1/01/2025             17,101
    2,800  Northside ISD (NBGA) (PRE)                              5.00          2/15/2017              2,850
    2,500  Northside ISD (NBGA)                                    5.00          2/15/2017              2,539
    2,865  Northside ISD (NBGA) (PRE)                              5.00          2/15/2018              2,916
    2,555  Northside ISD (NBGA)                                    5.00          2/15/2018              2,594

================================================================================

34  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $ 1,220  Nueces River Auth. (INS)                                5.00%         7/15/2023         $    1,315
    1,530  Nueces River Auth. (INS)                                5.00          7/15/2024              1,641
    5,945  Plano ISD (NBGA)                                        5.00          2/15/2019              6,035
    2,965  Plano ISD (NBGA)                                        4.50          2/15/2023              3,189
    5,920  Port of Corpus Christi IDA                              5.40          4/01/2018              5,920
   17,715  Port of Corpus Christi IDC                              5.40          4/01/2018             17,719
    2,000  Red River Education Finance Corp.                       4.38          3/15/2025              2,081
    5,255  Red River Education Finance Corp.                       4.38          3/15/2026              5,433
    8,395  Rockwall ISD (NBGA)                                     5.14(a)       2/15/2022              5,206
    9,205  Sabine River Auth. (INS)                                4.95          3/01/2018              9,918
    2,000  San Leanna Education Facilities Corp.                   5.00          6/01/2018              2,138
    1,965  San Leanna Education Facilities Corp.                   5.13          6/01/2023              2,027
    1,000  San Leanna Education Facilities Corp.                   5.13          6/01/2024              1,024
    1,545  San Leanna Education Facilities Corp.                   5.13          6/01/2025              1,575
    5,200  Schertz-Cibolo-Universal City ISD (NBGA)                4.86(a)       2/01/2023              3,049
    3,320  State                                                   5.00          8/01/2016              3,777
    3,750  Tarrant County Cultural Education Facilities
             Finance Corp.                                         5.25         11/15/2022              3,930
    1,100  Tarrant County Cultural Education Facilities
             Finance Corp.                                         6.00         11/15/2026              1,132
    8,300  Tarrant County Cultural Education Facilities
             Finance Corp.                                         5.13          5/15/2027              7,894
    8,000  Tarrant Regional Water District (INS)                   5.25          3/01/2017              8,834
    2,000  Tarrant Regional Water District (INS)                   5.25          3/01/2019              2,180
    2,000  Tarrant Regional Water District (INS)                   5.25          3/01/2020              2,180
    5,000  Tarrant Regional Water District (INS)                   4.38          3/01/2021              5,395
    7,000  Transportation Commission                               4.38          4/01/2025              7,428
   18,000  Transportation Commission                               4.50          4/01/2026             19,249
    4,000  Transportation Commission                               4.75          4/01/2027              4,342
    3,895  Tyler Health Facilities Dev. Corp.                      5.25          7/01/2011              3,978
    2,125  Tyler Health Facilities Dev. Corp.                      5.25          7/01/2012              2,222
    1,500  Tyler Health Facilities Dev. Corp.                      5.25          7/01/2013              1,589
    7,170  Tyler Health Facilities Dev. Corp.                      5.25         11/01/2019              7,539
    7,945  Tyler Health Facilities Dev. Corp.                      5.25         11/01/2021              8,225
    3,360  Tyler Health Facilities Dev. Corp.                      5.25         11/01/2022              3,463
    3,800  Tyler Health Facilities Dev. Corp.                      5.25         11/01/2023              3,896
    8,745  Tyler Health Facilities Dev. Corp.                      5.25          7/01/2026              8,811
    4,500  Univ. of Texas Board of Regents (PRE)                   5.38          8/15/2017              4,698
    7,000  Univ. of Texas Board of Regents (PRE)                   5.25          7/01/2018              7,422
   12,505  Univ. of Texas Board of Regents                         4.25          8/15/2025             13,305
    1,795  Weatherford ISD (NBGA)                                  4.73(a)       2/15/2023              1,072
    1,795  Weatherford ISD (NBGA)                                  4.77(a)       2/15/2024              1,014
    5,970  Williamson County (INS)                                 5.13          2/15/2022              6,797

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  35

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $ 1,385  Wylie ISD (NBGA)                                         5.00%(a)     8/15/2014         $    1,314
    1,690  Wylie ISD (NBGA)                                         5.10(a)      8/15/2015              1,552
                                                                                                   ----------
                                                                                                      489,377
                                                                                                   ----------
           UTAH (0.8%)
    4,410  Intermountain Power Agency (INS) (ETM)                   5.00         7/01/2012              4,426
   19,249  Jordanelle Special Service District(d)                  12.00         8/01/2030             20,183
                                                                                                   ----------
                                                                                                       24,609
                                                                                                   ----------
           VIRGINIA (2.1%)
    1,750  Albemarle County IDA                                     5.00         1/01/2024              1,723
    2,290  College Building Auth.                                   5.00         6/01/2021              2,320
   11,280  College Building Auth.                                   5.00         6/01/2026             11,087
   15,329  Farms of New Kent Community Dev. Auth.                   5.13         3/01/2036             11,338
    3,889  Peninsula Town Center Community Dev. Auth.               5.80         9/01/2017              4,046
    6,752  Peninsula Town Center Community Dev. Auth.               6.25         9/01/2024              6,888
    5,378  Peninsula Town Center Community Dev. Auth.               6.35         9/01/2028              5,444
   10,000  Roanoke EDA(g)                                           5.00         7/01/2025             10,463
   10,000  Roanoke IDA (INS)(g)                                     5.00         7/01/2027             10,605
    1,000  Small Business Financing Auth.                           5.13         9/01/2022              1,028
                                                                                                   ----------
                                                                                                       64,942
                                                                                                   ----------
           WASHINGTON (0.5%)
    1,800  Health Care Facilities Auth. (INS)                       5.00        12/01/2023              1,811
    2,000  Health Care Facilities Auth. (INS)                       5.00        12/01/2024              1,988
    2,310  Health Care Facilities Auth. (INS)                       5.00        12/01/2025              2,279
    1,470  Higher Education Facilities Auth.                        5.20        10/01/2017              1,473
    2,000  Housing Finance Commission (INS)                         5.88         7/01/2019              2,012
    5,000  King County Housing Auth. (INS)                          5.20         7/01/2018              4,943
                                                                                                   ----------
                                                                                                       14,506
                                                                                                   ----------
           WISCONSIN (0.8%)
    2,825  Health and Educational Facilities Auth. (INS)            5.25         8/15/2012              2,832
    5,000  Health and Educational Facilities Auth. (INS)            5.13         8/15/2020              5,005
    8,300  Health and Educational Facilities Auth.                  5.13         2/15/2026              8,347
    1,480  Housing and EDA                                          4.85         9/01/2017              1,513
    1,345  Kaukauna Area School District (INS)                      4.85         3/01/2017              1,367
    6,000  Sheboygan (INS)                                          5.00         9/01/2015              6,799
                                                                                                   ----------
                                                                                                       25,863
                                                                                                   ----------
           Total Fixed-Rate Instruments (cost: $2,674,885)                                          2,763,935
                                                                                                   ----------

           PUT BONDS (7.4%)

           ALABAMA (0.4%)
   10,900  Baptist Health Care Auth.                                6.00        11/15/2024             11,407
                                                                                                   ----------

================================================================================

36  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
           ARIZONA (0.4%)
  $12,500  Maricopa County                                         6.00%         5/01/2029         $   13,526
                                                                                                   ----------
           CALIFORNIA (0.1%)
    3,000  Health Facilities Financing Auth.                       4.95          7/01/2026              3,281
                                                                                                   ----------
           FLORIDA (0.8%)
    7,375  Miami-Dade County IDA                                   4.00         10/01/2018              7,516
   16,000  Putnam County Dev. Auth. (INS)                          5.35          3/15/2042             17,779
                                                                                                   ----------
                                                                                                       25,295
                                                                                                   ----------
           GEORGIA (0.3%)
    7,920  DeKalb County Housing Auth.                             4.70         10/01/2031              8,157
                                                                                                   ----------
           ILLINOIS (0.3%)
    7,500  Educational Facilities Auth.                            4.75         11/01/2036              8,186
                                                                                                   ----------
           LOUISIANA (0.5%)
   14,000  Public Facilities Auth.                                 7.00         12/01/2038             14,711
                                                                                                   ----------
           MASSACHUSETTS (0.2%)
    6,000  Dev. Finance Agency                                     5.75         12/01/2042              6,671
                                                                                                   ----------
           MICHIGAN (1.4%)
   15,000  Hospital Finance Auth.                                  6.00         12/01/2034             18,321
   15,000  Monroe County EDC (INS)                                 4.65         10/01/2024             15,235
   10,550  Strategic Fund Ltd. (INS)                               4.85          9/01/2030             10,754
                                                                                                   ----------
                                                                                                       44,310
                                                                                                   ----------
           NEW MEXICO (1.0%)
   10,000  Farmington                                              4.75          6/01/2040             10,145
   20,000  Farmington                                              5.20          6/01/2040             20,492
                                                                                                   ----------
                                                                                                       30,637
                                                                                                   ----------
           OHIO (0.3%)
    8,000  Air Quality Dev. Auth.                                  5.75          6/01/2033              9,060
                                                                                                   ----------
           PENNSYLVANIA (0.3%)
   10,000  Economic Dev. Financing Auth.                           2.63         12/01/2033             10,099
                                                                                                   ----------
           TENNESSEE (0.1%)
    1,950  Knox County Health, Educational, and Housing
             Facilities Board (NBGA)                               4.90          6/01/2031              2,003
                                                                                                   ----------
           TEXAS (1.0%)
    3,425  Beaumont Multifamily Housing Finance Corp.
             (NBGA)                                                4.70         12/15/2031              3,502
    7,500  Matagorda County Navigation District No. 1              5.13          6/01/2030              7,666
    3,425  Montgomery County Housing Finance Corp.
             (NBGA)                                                4.85          6/01/2031              3,493

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  37

================================================================================

-------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                                                              MARKET
AMOUNT                                                            COUPON           FINAL                VALUE
(000)      SECURITY                                                RATE          MATURITY               (000)
-------------------------------------------------------------------------------------------------------------
  $15,000  North State Tollway Auth.                               6.00%         1/01/2038         $   16,474
                                                                                                   ----------
                                                                                                       31,135
                                                                                                   ----------
           WISCONSIN (0.3%)
    9,000  Madison                                                 4.88         10/01/2027              9,479
                                                                                                   ----------
           Total Put Bonds (cost: $214,162)                                                           227,957
                                                                                                   ----------

           PERIODIC AUCTION RESET BONDS (0.1%)

           OKLAHOMA (0.1%)
    5,900  Tulsa County Industrial Auth., acquired 7/20/2006;
             cost $5,900(e),(h)                                    0.60          1/01/2039              1,770
                                                                                                   ----------

           VARIABLE-RATE DEMAND NOTES (2.9%)

           ALASKA (0.3%)
    8,200  Valdez Marine Terminal                                  0.33          7/01/2037              8,200
                                                                                                   ----------
           ARKANSAS (0.5%)
   15,000  Northwest Regional Airport Auth.
             (LOC - Regions Bank)                                  1.08          2/01/2027             15,000
                                                                                                   ----------
           GEORGIA (0.4%)
   10,500  Bartow County Dev. Auth.                                0.42         12/01/2032             10,500
                                                                                                   ----------
           MONTANA (0.3%)
    9,515  Richland County Hospital
             (LOC - Allied Irish Banks plc)                        3.00          1/01/2032              9,515
                                                                                                   ----------
           NEW YORK (0.6%)
   17,100  Long Island Power Auth. (LOC - WestLB A.G.)             0.27          5/01/2033             17,100
    1,800  New York City (LOC - Allied Irish Banks plc)            1.70          8/01/2023              1,800
                                                                                                   ----------
                                                                                                       18,900
                                                                                                   ----------
           PENNSYLVANIA (0.2%)
    5,865  Harrisburg Auth. (INS)(LIQ)                             2.60          7/15/2017              5,865
                                                                                                   ----------
           SOUTH DAKOTA (0.5%)
   16,495  Health and Educational Facilities Auth.
             (LOC - Allied Irish Banks plc)                        2.50          7/01/2033             16,495
                                                                                                   ----------
           VIRGINIA (0.1%)
    3,600  Lexington IDA                                           0.28          1/01/2035              3,600
                                                                                                   ----------
           Total Variable-Rate Demand Notes (cost: $88,075)                                            88,075
                                                                                                   ----------

           TOTAL INVESTMENTS (COST: $2,983,022)                                                    $3,081,737
                                                                                                   ==========

================================================================================

38  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

--------------------------------------------------------------------------------------------------------
($ IN 000s)                                                 VALUATION HIERARCHY
--------------------------------------------------------------------------------------------------------
                                            (LEVEL 1)           (LEVEL 2)       (LEVEL 3)
                                        QUOTED PRICES   OTHER SIGNIFICANT     SIGNIFICANT
                                    IN ACTIVE MARKETS          OBSERVABLE    UNOBSERVABLE
ASSETS                           FOR IDENTICAL ASSETS              INPUTS          INPUTS          TOTAL
--------------------------------------------------------------------------------------------------------
Fixed-Rate Instruments                             $-          $2,763,935         $     -     $2,763,935
Put Bonds                                           -             227,957               -        227,957
Periodic Auction Reset Bonds                        -                   -           1,770          1,770
Variable-Rate Demand Notes                          -              88,075               -         88,075
--------------------------------------------------------------------------------------------------------
TOTAL                                              $-          $3,079,967         $ 1,770     $3,081,737
--------------------------------------------------------------------------------------------------------

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

----------------------------------------------------------------------------------------
                                                            PERIODIC AUCTION RESET BONDS
----------------------------------------------------------------------------------------
Balance as of March 31, 2010                                                      $1,770
Net realized gain (loss)                                                               -
Change in net unrealized appreciation/depreciation                                     -
Net purchases (sales)                                                                  -
Transfers in and/or out of Level 3                                                     -
----------------------------------------------------------------------------------------
Balance as of September 30, 2010                                                  $1,770
----------------------------------------------------------------------------------------

For the period ended September 30, 2010, there were no significant transfers of securities between levels. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  39

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

o   GENERAL NOTES

    Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

    The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

o   SPECIFIC NOTES

    (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

    (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

    (c) At September 30, 2010, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.

    (d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under

================================================================================

40  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

         liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

    (e) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board of Trustees. The aggregate market value of these securities at September 30, 2010, was $13,999,000, which represented 0.5% of the Fund's net assets.

    (f) Currently the issuer is in default with respect to interest and/or principal payments.

    (g) At September 30, 2010, the aggregate market value of securities purchased on a delayed delivery basis was $69,232,000, which included when-issued securities of $58,627,000.

    (h) Security was fair valued at September 30, 2010, by the Manager in accordance with valuation procedures approved by the Board of Trustees.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  41

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at market value (cost of $2,983,022)           $3,081,737
  Cash                                                                          11,053
  Receivables:
     Capital shares sold                                                         1,559
     USAA Investment Management Company (Note 6C)                                    5
     Interest                                                                   40,083
                                                                            ----------
        Total assets                                                         3,134,437
                                                                            ----------
LIABILITIES
  Payables:
     Securities purchased                                                       68,899
     Capital shares redeemed                                                     1,500
     Dividends on capital shares                                                 2,087
  Accrued management fees                                                          790
  Accrued transfer agent's fees                                                     19
  Other accrued expenses and payables                                               89
                                                                            ----------
        Total liabilities                                                       73,384
                                                                            ----------
           Net assets applicable to capital shares outstanding              $3,061,053
                                                                            ==========
NET ASSETS CONSIST OF:
  Paid-in capital                                                           $2,964,051
  Overdistribution of net investment income                                        (78)
  Accumulated net realized loss on investments                                  (1,635)
  Net unrealized appreciation of investments                                    98,715
                                                                            ----------
           Net assets applicable to capital shares outstanding              $3,061,053
                                                                            ==========
  Net asset value, redemption price, and offering price per share:
     Fund Shares (net assets of $3,056,055/231,028 shares outstanding)      $    13.23
                                                                            ==========
     Adviser Shares (net assets of $4,998/378 shares outstanding)           $    13.23
                                                                            ==========

See accompanying notes to financial statements.

================================================================================

42  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Interest income                                                     $ 71,044
                                                                      --------
EXPENSES
  Management fees                                                        4,327
  Administration and servicing fees:
     Fund Shares                                                         2,221
     Adviser Shares*                                                         1
  Transfer agent's fees:
     Fund Shares                                                           524
     Adviser Shares*                                                         1
  Distribution and service fees (Note 6E):
     Adviser Shares*                                                         1
  Custody and accounting fees:
     Fund Shares                                                           150
  Postage:
     Fund Shares                                                            25
  Shareholder reporting fees:
     Fund Shares                                                            17
  Trustees' fees                                                             5
  Registration fees:
     Fund Shares                                                            33
     Adviser Shares*                                                         5
  Professional fees                                                         85
  Other                                                                     25
                                                                      --------
        Total expenses                                                   7,420
  Expenses reimbursed:
     Adviser Shares*                                                        (5)
                                                                      --------
        Net expenses                                                     7,415
                                                                      --------
NET INVESTMENT INCOME                                                   63,629
                                                                      --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain                                                        823
  Change in net unrealized appreciation/depreciation                    88,472
                                                                      --------
        Net realized and unrealized gain                                89,295
                                                                      --------
  Increase in net assets resulting from operations                    $152,924
                                                                      ========

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  43

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended September 30, 2010 (unaudited), and year ended March 31, 2010

--------------------------------------------------------------------------------

                                                                    9/30/2010     3/31/2010
-------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                            $   63,629    $  121,808
  Net realized gain (loss) on investments                                 823          (930)
  Change in net unrealized appreciation/depreciation of
     investments                                                       88,472       200,659
                                                                   ------------------------
     Increase in net assets resulting from operations                 152,924       321,537
                                                                   ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
     Fund Shares                                                      (63,610)     (121,710)
     Adviser Shares*                                                      (22)            -
                                                                   ------------------------
        Total distributions of net investment income                  (63,632)     (121,710)
                                                                   ------------------------
  Net realized gains:
     Fund Shares                                                            -        (1,582)
                                                                   ------------------------
     Distributions to shareholders                                    (63,632)     (123,292)
                                                                   ------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
  Fund Shares                                                         107,070       242,173
  Adviser Shares*                                                       5,000             -
                                                                   ------------------------
     Total net increase in net assets from capital
        share transactions                                            112,070       242,173
                                                                   ------------------------
  Net increase in net assets                                          201,362       440,418

NET ASSETS
  Beginning of period                                               2,859,691     2,419,273
                                                                   ------------------------
  End of period                                                    $3,061,053    $2,859,691
                                                                   ========================
Overdistribution of net investment income:
  End of period                                                    $      (78)   $      (75)
                                                                   ========================

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

44  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Tax Exempt Intermediate-Term Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide investors with interest income that is exempt from federal income tax.

The Fund has two classes of shares: Tax Exempt Intermediate-Term Fund Shares (Fund Shares) and, effective August 1, 2010, Tax Exempt Intermediate-Term Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  45

================================================================================

financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

    2. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

================================================================================

46  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include variable rate demand notes which are valued at amortized cost. All other level 2 securities are valued based on methods discussed in Note 1A1.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    For the securities using significant unobservable inputs at the end of the period, market quotations from the pricing services were not determinative of fair value. As such, the securities were valued in

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  47

================================================================================

    good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. These unobservable inputs included risk premium adjustments reflecting the amount the Manager assumed market participants would demand because of the risk (uncertainty) in the cash flows from the securities and other information related to the securities such as current yields, economic conditions, and any other relevant information. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

D. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of September 30, 2010, the Fund's outstanding delayed-delivery commitments, including interest

================================================================================

48  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    purchased, were $68,899,000; which included when-issued securities of $58,405,000.

F. EXPENSES PAID INDIRECTLY -- Through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended September 30, 2010, these custodian and other bank credits reduced the Fund's expenses by less than $500.

G. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

H. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $750 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  49

================================================================================

of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.10% annually of the amount of the committed loan agreement). Prior to September 24, 2010, the maximum annual facility fee was 0.13% of the amount of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended September 30, 2010, the Fund paid CAPCO facility fees of $4,000, which represents 6.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended September 30, 2010.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of March 31, 2011, in accordance with applicable tax law.

Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended September 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of September 30, 2010, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended March 31, 2010, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

================================================================================

50  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended September 30, 2010, were $243,112,000 and $123,988,000, respectively.

As of September 30, 2010, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of September 30, 2010, were $138,769,000 and $40,054,000, respectively, resulting in net unrealized appreciation of $98,715,000.

(5) CAPITAL SHARE TRANSACTIONS

At September 30, 2010, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions were as follows, in thousands:

                                          SIX-MONTH
                                        PERIOD ENDED                YEAR ENDED
                                          9/30/2010                  3/31/2010
-------------------------------------------------------------------------------------
                                   SHARES        AMOUNT        SHARES        AMOUNT
                                  ---------------------------------------------------
FUND SHARES:
Shares sold                        18,125       $ 235,914      35,427       $ 448,244
Shares issued from reinvested
 dividends                          3,901          50,988       7,717          97,469
Shares redeemed                   (13,812)       (179,832)    (24,015)       (303,540)
                                  ---------------------------------------------------
Net increase from capital share
 transactions                       8,214       $ 107,070      19,129       $ 242,173
                                  ===================================================
ADVISER SHARES
 (INITIATED ON AUGUST 1, 2010):
Shares sold                           378       $   5,000           -       $       -
Shares issued from reinvested
 dividends                              -               -           -               -
Shares redeemed                         -               -           -               -
                                  ---------------------------------------------------
Net increase from capital share
 transactions                         378       $   5,000           -       $       -
                                  ===================================================

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  51

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager carries out the Fund's investment policies and manages the Fund's portfolio pursuant to an Advisory Agreement. The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.28% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Intermediate Municipal Debt Funds Index over the performance period. The Lipper Intermediate Municipal Debt Funds Index tracks the total return performance of the 30 largest funds in the Lipper Intermediate Municipal Debt Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE              ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
------------------------------------------------------------------------------
+/- 0.20% to 0.50%                  +/- 0.04%
+/- 0.51% to 1.00%                  +/- 0.05%
+/- 1.01% and greater               +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

================================================================================

52  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Intermediate Municipal Debt Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended September 30, 2010, the Fund incurred total management fees, paid or payable to the Manager, of $4,327,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $180,000 and less than $500, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.01% and less than 0.01%, respectively.

B. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended September 30, 2010, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $2,221,000 and $1,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended September 30, 2010, the Fund reimbursed the Manager $48,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

C. EXPENSE LIMITATION -- The Manager has agreed, through August 1, 2011, to limit the annual expenses of the Adviser Shares to 0.75% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  53

================================================================================

    expense limitation arrangement may not be changed or terminated through August 1, 2011, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the period ended September 30, 2010, the Adviser Shares incurred reimbursable expenses from the Manager of $5,000, all of which was receivable from the Manager.

D. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended September 30, 2010, the Fund Shares and Advisor Shares incurred transfer agent's fees, paid or payable to SAS, of $524,000 and $1,000, respectively.

E. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to the Manager (the distributor) for distribution and shareholder services. The distributor pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the period ended September 30, 2010, the Adviser Shares incurred distribution and service (12b-1) fees of $1,000.

F. UNDERWRITING SERVICES -- The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

================================================================================

54  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

(7) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At September 30, 2010, USAA and its affiliates owned 378,000 shares, which represent 100% of the Adviser Shares and 0.2% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  55

================================================================================

(8) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                            PERIOD ENDED
                            SEPTEMBER 30,                            YEAR ENDED MARCH 31,
                           --------------------------------------------------------------------------------------------
                                 2010             2010             2009             2008          2007             2006
                           --------------------------------------------------------------------------------------------
Net asset value at
  beginning of period      $    12.83       $    11.88       $    12.64       $    13.17    $    13.07       $    13.16
                           --------------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment income           .28              .57              .59              .56           .55              .55
  Net realized and
    unrealized gain (loss)        .40              .96             (.74)            (.51)          .10             (.07)
                           --------------------------------------------------------------------------------------------
Total from investment
  operations                      .68             1.53             (.15)             .05           .65              .48
                           --------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income          (.28)            (.57)            (.59)            (.56)         (.55)            (.55)
  Realized capital gains            -             (.01)            (.02)            (.02)         (.00)(a)         (.02)
                           --------------------------------------------------------------------------------------------
Total distributions              (.28)            (.58)            (.61)            (.58)         (.55)            (.57)
                           --------------------------------------------------------------------------------------------
Net asset value at end
  of period                $    13.23       $    12.83       $    11.88       $    12.64    $    13.17       $    13.07
                           ============================================================================================
Total return (%)*                5.35            13.07(c)         (1.22)             .44          5.10(b)          3.69
Net assets at end
  of period (000)          $3,056,055       $2,859,691       $2,419,273       $2,677,927    $2,830,190       $2,782,611
Ratios to average
  net assets:**
  Expenses (%)(d)                 .50(e)           .47(c)           .45              .51           .56(b)           .55
  Net investment
    income (%)                   4.29(e)          4.55             4.81             4.35          4.19             4.15
Portfolio turnover (%)              4                7               13               21            23               22

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended September 30, 2010, average net assets were $2,954,654,000.
(a) Represents less than $0.01 per share.
(b) For the year ended March 31, 2007, SAS voluntarily reimbursed the Fund Shares for a portion of the transfer agency fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(c) During the year ended March 31, 2010, SAS reimbursed the Fund Shares $66,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares'
    total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratios by less than
    0.01%. This decrease is excluded from the expense ratios above.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The
    Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                 (.00%)(+)        (.00%)(+)        (.00%)(+)        (.01%)        (.00%)(+)        (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

56  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout the period is as follows:

                                                                PERIOD ENDED
                                                                SEPTEMBER 30,
                                                                   2010***
                                                                -------------
Net asset value at beginning of period                              $13.05
                                                                    ------
Income from investment operations:
  Net investment income                                                .08
  Net realized and unrealized gain                                     .18
                                                                    ------
Total from investment operations                                       .26
                                                                    ------
Less distributions from:
  Net investment income                                               (.08)
                                                                    ------
Net asset value at end of period                                    $13.23
                                                                    ======

Total return (%)*                                                     2.03
Net assets at end of period (000)                                   $4,998
Ratios to average net assets:**
  Expenses (%)(a),(b)                                                  .75
  Expenses, excluding reimbursements (%)(a),(b)                       1.78
  Net investment income (%)(b)                                        3.96
Portfolio turnover (%)                                                   4

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return.
 ** For the six-month period ended September 30, 2010, average net assets were $3,444,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  57

================================================================================

EXPENSE EXAMPLE

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2010, through September 30, 2010, for Fund Shares or the period of August 1, 2010, through Septermber 30, 2010, for Adviser Shares.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and

================================================================================

58  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                EXPENSES PAID
                                       BEGINNING              ENDING            DURING PERIOD**
                                     ACCOUNT VALUE         ACCOUNT VALUE       APRIL 1, 2010* -
                                     APRIL 1, 2010*     SEPTEMBER 30, 2010    SEPTEMBER 30, 2010
                                     -----------------------------------------------------------
FUND SHARES
Actual                                 $1,000.00             $1,053.50               $2.57

Hypothetical
 (5% return before expenses)            1,000.00              1,022.56                2.54

ADVISER SHARES*
Actual                                  1,000.00              1,020.30                1.22

Hypothetical
 (5% return before expenses)            1,000.00              1,006.87                1.22

 * For Adviser Shares the beginning of the period was the initiation date of August 1, 2010.

**  Expenses are equal to the annualized expense ratio of 0.50% for Fund
    Shares and 0.75% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days for Fund Shares (to reflect the one-half-year period) or 59 days/365 days for Adviser Shares (to reflect the number of days expenses were accrued). The Fund's actual ending account values are based on its actual total returns of 5.35% for Fund Shares and 2.03% for Adviser Shares for the period of April 1, 2010, through September 30, 2010, for Fund Shares and August 1, 2010, through September 30, 2010, for Adviser Shares.

================================================================================

                                                           EXPENSE EXAMPLE |  59

================================================================================

ADVISORY AGREEMENT

September 30, 2010 (unaudited)

--------------------------------------------------------------------------------

At a meeting of the Board of Trustees (the Board) held on April 9, 2010, the Board, including the Trustees who are not "interested persons" of the Trust (the Independent Trustees), approved the continuance of the Advisory Agreement between the Trust and the Manager with respect to the Fund.

In advance of the meeting, the Trustees received and considered a variety of information relating to the Advisory Agreement and the Manager and were given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things:
(i) a separate report prepared by an independent third party, which provided a statistical analysis comparing the Fund's investment performance, expenses, and fees to comparable investment companies; (ii) information concerning the services rendered to the Fund, as well as information regarding the Manager's revenues and costs of providing services to the Fund and compensation paid to affiliates of the Manager; and (iii) information about the Manager's operations and personnel. Prior to voting, the Independent Trustees reviewed the proposed continuation of the Advisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Advisory Agreement with respect to the Fund. The Independent Trustees also reviewed the proposed continuation of the Advisory Agreement with respect to the Fund in private sessions with their counsel at which no representatives of management were present. At each regularly scheduled meeting of the Board and its committees, the Board receives and reviews, among other things, information concerning the Fund's performance and related services provided by the Manager. At the meeting at which the renewal of the Advisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses, and profitability.

================================================================================

60  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

However, the Board noted that the evaluation process with respect to the Manager is an ongoing one. In this regard, the Board's and its committees' consideration of the Advisory Agreement included information previously received at such meetings.

ADVISORY AGREEMENT

After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Advisory Agreement. In approving the Advisory Agreement, the Trustees did not identify any single factor as controlling, and each Trustee attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

NATURE, EXTENT, AND QUALITY OF SERVICES -- In considering the nature, extent, and quality of the services provided by the Manager under the Advisory Agreement, the Board reviewed information provided by the Manager relating to its operations and personnel. The Board also took into account its familiarity with the Manager's management through Board meetings, discussions, and reports during the preceding year. The Board considered the fees paid to the Manager and the services provided to the Fund by the Manager under the Advisory Agreement, as well as other services provided by the Manager and its affiliates under other agreements, and the personnel who provide these services. In addition to the investment advisory services provided to the Fund, the Manager and its affiliates provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Fund and the Trust.

The Board considered the Manager's management style and the performance of its duties under the Advisory Agreement. The Board considered the level and depth of knowledge of the Manager, including the professional experience and qualifications of its senior and investment personnel, as well as current staffing levels. The allocation of the Fund's brokerage, including the Manager's process for monitoring "best execution," also was considered. The Manager's role in coordinating the activities of

================================================================================

                                                        ADVISORY AGREEMENT |  61

================================================================================

the Fund's other service providers also was considered. The Board considered the Manager's financial condition and that it had the financial wherewithal to continue to provide the same scope and high quality of services under the Advisory Agreement. In reviewing the Advisory Agreement, the Board focused on the experience, resources, and strengths of the Manager and its affiliates in managing the Fund, as well as the other funds in the Trust.

The Board also reviewed the compliance and administrative services provided to the Fund by the Manager and its affiliates, including the Manager's oversight of the Fund's day-to-day operations and oversight of Fund accounting. The Trustees, guided also by information obtained from their experiences as trustees of the Fund and other funds managed by the Manager, also focused on the quality of the Manager's compliance and administrative staff.

EXPENSES AND PERFORMANCE -- In connection with its consideration of the Advisory Agreement, the Board evaluated the Fund's advisory fees and total expense ratio as compared to other open-end investment companies deemed to be comparable to the Fund as determined by the independent third party in its report. The Fund's expenses were compared to (i) a group of investment companies chosen by the independent third party to be comparable to the Fund based upon certain factors, including fund type, comparability of investment objective and classification, sales load type (in this case, investment companies with no sales loads and front-end loads), asset size, and expense components (the "expense group") and
(ii) a larger group of investment companies that includes all no-load and front-end load retail open-end investment companies in similar investment classifications/objectives as the Fund regardless of asset size, excluding outliers (the "expense universe"). Among other data, the Board noted that the Fund's management fee rate -- which includes advisory and administrative services and the effects of any performance adjustment -- was below the median of its expense group and was the median of its expense universe. The data indicated that the Fund's total expense ratio was below the median of its expense group and its expense universe. The Board took into account the various services provided to the Fund by the Manager and its affiliates, including the high quality of

================================================================================

62  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

services provided by the Manager. The Board also noted the level and method of computing the management fee, including the performance adjustment to such fee.

In considering the Fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund's performance results. The Trustees also reviewed various comparative data provided to them in connection with their consideration of the renewal of the Advisory Agreement, including, among other information, a comparison of the Fund's average annual total return with its Lipper index and with that of other mutual funds deemed to be in its peer group by the independent third party in its report (the "performance universe"). The Fund's performance universe consisted of the Fund and all retail and institutional open-end investment companies with the same classification/objective as the Fund regardless of asset size or primary channel of distribution. This comparison indicated that, among other data, the Fund's performance was above the average of its performance universe and its Lipper index for the one- and five-year periods ended December 31, 2009, and was below the average of its performance universe and its Lipper index for the three-year period ended December 31, 2009. The Board also noted that the Fund's percentile performance ranking was in the top 5% of its performance universe for the one-year period ended December 31, 2009, was in the bottom 50% of its performance universe for the three-year period ended December 31, 2009, and was in the top 30% of its performance universe for the five-year period ended December 31, 2009. The Board took into account management's discussion of the Fund's performance, including its improved more recent performance.

COMPENSATION AND PROFITABILITY -- The Board took into consideration the level and method of computing the management fee. The information considered by the Board included operating profit margin information for the Manager's business as a whole. The Board also received and considered profitability information related to the management revenues from the Fund. This consideration included a broad review of the methodology used in the allocation of certain costs to the Fund. The

================================================================================

                                                        ADVISORY AGREEMENT |  63

================================================================================

Trustees reviewed the profitability of the Manager's relationship with the Fund before tax expenses. In reviewing the overall profitability of the management fee to the Manager, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Fund for which they receive compensation. The Board also considered the possible direct and indirect benefits to the Manager from its relationship with the Trust, including that the Manager may derive reputational and other benefits from its association with the Fund. The Board also took into account the high quality of services received by the Fund from the Manager. The Trustees recognized that the Manager should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Manager.

ECONOMIES OF SCALE -- The Board considered whether there should be changes in the management fee rate or structure in order to enable the Fund to participate in any economies of scale. The Board noted that the Fund's contractual management fee is below the asset-weighted average of funds up to $10 billion in its peer group as set forth in the report prepared by the independent third party. The Board also took into account management's discussion of the current advisory fee structure. The Board determined that the current investment management fee structure was reasonable.

CONCLUSIONS -- The Board reached the following conclusions regarding the Fund's Advisory Agreement with the Manager, among others: (i) the Manager has demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (ii) the Manager maintains an appropriate compliance program; (iii) the overall performance of the Fund is reasonable; (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager; and
(v) the Manager's level of profitability from its relationship with the Fund is reasonable in light of the nature and high quality of services provided by the Manager and the type of fund. Based on its conclusions, the Board determined that continuation of the Advisory Agreement would be in the best interests of the Fund and its shareholders.

================================================================================

64  | USAA TAX EXEMPT INTERMEDIATE-TERM FUND

================================================================================

TRUSTEES                               Christopher W. Claus
                                       Barbara B. Dreeben
                                       Robert L. Mason, Ph.D.
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
                                       Richard A. Zucker
--------------------------------------------------------------------------------
ADMINISTRATOR,                         USAA Investment Management Company
INVESTMENT ADVISER,                    P.O. Box 659453
UNDERWRITER, AND                       San Antonio, Texas 78265-9825
DISTRIBUTOR
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       P.O. Box 1713
                                       Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "Products & Services"
SELF-SERVICE 24/7                      click "Investments," then
AT USAA.COM                            "Mutual Funds"

OR CALL                                Under "My Accounts" go to
(800) 531-USAA                         "Investments." View account balances,
        (8722)                         or click "I want to...," and select
                                       the desired action.
--------------------------------------------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.



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ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended September 30, 2010

By:*     CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    DECEMBER 2, 2010
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    DECEMBER 2, 2010
         ------------------------------


By:*     ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    DECEMBER 2, 2010
         ------------------------------


*Print the name and title of each signing officer under his or her signature.